AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.8%
Asset-Backed Securities — 4.2%
Automobiles — 0.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,140	$ 8,470,660
Series 2019-03A, Class A, 144A
2.360%	03/20/26	8,140	8,106,317
Flagship Credit Auto Trust,
Series 2017-02, Class A, 144A
1.850%	07/15/21	45	45,253
Series 2017-03, Class A, 144A
1.880%	10/15/21	271	270,614
Ford Credit Auto Owner Trust,
Series 2017-02, Class B, 144A
2.600%	03/15/29	373	375,101
Foursight Capital Automobile Receivables Trust,
Series 2016-01, Class A2, 144A
2.870%	10/15/21	288	288,490
Hertz Vehicle Financing II LP,
Series 2017-01A, Class A, 144A
2.960%	10/25/21	5,620	5,659,157
Mercedes-Benz Auto Receivables Trust,
Series 2016-01, Class A3
1.260%	02/16/21	216	215,653
			23,431,245
Collateralized Loan Obligations — 1.3%
Apidos CLO (Cayman Islands),
Series 2013-16A, Class CR, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
5.303%(c)	01/19/25	750	750,875
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-05A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.803%(c)	07/17/26	1,359	1,354,065
Cent CLO Ltd. (Cayman Islands),
Series 2013-19A, Class A1A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.586%(c)	10/29/25	4,137	4,138,111
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	8,094	8,110,722
Galaxy CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
3.298%(c)	04/20/31	781	773,147
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.172%(c)	01/16/28	3,875	3,856,259
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-07A, Class CR, 144A, 3 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.876%(c)	07/25/27	2,001	1,918,651
JFIN CLO Ltd. (Cayman Islands),
Series 2014-01A, Class B1R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
3.728%(c)	04/21/25	2,750	2,729,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class C, 144A, 3 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
5.453%(c)	01/15/29	2,257	$ 2,274,059
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.653%(c)	10/13/27	2,000	1,967,621
OHA Loan Funding Ltd. (Cayman Islands),
Series 2016-01A, Class B1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.078%(c)	01/20/28	5,963	5,961,411
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-01A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
4.003%(c)	10/15/25	1,805	1,804,946
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.353%(c)	04/15/26	1,329	1,312,005
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.703%(c)	04/15/26	1,006	968,537
Shackleton CLO Ltd. (Cayman Islands),
Series 2016-09A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
4.178%(c)	10/20/28	1,519	1,518,326
Tralee CLO Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.308%(c)	10/20/27	5,084	5,077,315
WhiteHorse Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
3.153%(c)	05/01/26	2,699	2,693,251
			47,208,548
Home Equity Loans — 0.4%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)
2.978%(c)	05/25/34	1,805	1,810,636
Countrywide Home Equity Loan Trust,
Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
2.178%(c)	11/15/36	183	161,683
Option One Mortgage Loan Trust,
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	12,513	12,799,292
Renaissance Home Equity Loan Trust,
Series 2006-03, Class AV3, 1 Month LIBOR + 0.240% (Cap 14.000%, Floor 0.240%)
2.258%(c)	11/25/36	2,329	923,051
			15,694,662
Other — 0.3%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	6,000	6,137,160
A1

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
CSEMC Magnolia Finance DAC,
Series 2019-03, Class A
—%(p)	08/09/24		1,000	$ 1,000,000
Diamond Head Aviation 2015 Ltd. (Cayman Islands),
Series 2015-01, Class B, 144A
5.920%	07/14/28		1,815	1,840,015
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27		899	939,606
Freddie Mac Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27		480	503,342
				10,420,123
Residential Mortgage-Backed Securities — 0.9%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)
2.708%(c)	04/25/34		340	339,805
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.418%(c)	07/25/36		8,370	7,954,694
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35		3,541	3,591,130
Series 2006-SD03, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap 14.500%, Floor 0.330%)
2.348%(c)	07/25/36		338	317,452
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32		1,478	1,555,512
PFCA Home Equity Investment Trust,
Series 2003-IFC06, Class A, 144A
4.316%(cc)	04/22/35		15,845	15,977,080
RAMP Trust,
Series 2006-RZ04, Class A3, 1 Month LIBOR + 0.270% (Cap 14.000%, Floor 0.270%)
2.288%(c)	10/25/36		2,283	2,277,668
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-VA01, Class A1, 144A, 3 Month GBP LIBOR + 1.200%
1.960%(c)	02/20/54	GBP	2,693	3,313,482
				35,326,823
Small Business Loan — 0.2%
SBA Small Business Investment Cos.,
Series 2018-10B, Class 1
3.548%	09/10/28		1,735	1,830,088
Series 2019-10A, Class 1
3.113%	03/10/29		3,274	3,435,559
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		1,710	1,782,296
Series 2019-25G, Class 1
2.690%	07/01/44		1,630	1,682,602
				8,730,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.5%
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.168%(c)	03/25/66	1,908	$ 1,928,433
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.068%(c)	12/27/66	3,583	3,595,016
SLC Student Loan Trust,
Series 2008-01, Class A4A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
3.719%(c)	12/15/32	3,560	3,636,270
SLM Private Education Loan Trust,
Series 2010-A, Class 2A, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
5.278%(c)	05/16/44	153	153,889
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.869%(c)	03/15/33	2,367	2,335,414
Series 2011-01, Class A1, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
2.538%(c)	03/25/26	60	59,960
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
—%(p)	09/18/46	63,950	5,270,042
SoFi Professional Loan Program LLC,
Series 2015-C, Class R, 144A
—%(p)	08/25/36	—(r )	1,834,817
			18,813,841

Total Asset-Backed Securities (cost $167,874,558)			159,625,787
Bank Loans — 3.4%
Auto Parts & Equipment — 0.1%
Panther BF Aggregator, LP,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.500%
5.544%(c)	04/30/26	2,780	2,752,200
Building Materials — 0.0%
API Group, Inc.,
Term Loan,
—%(p)	10/01/26^	1,450	1,453,625
Commercial Services — 0.2%
Allied Universal Holdco LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
6.507%(c)	07/10/26	1,065	1,065,260
Atlantic Aviation FBO, Inc.,
Term Loan, 1 Month LIBOR + 3.750%
5.800%(c)	12/06/25^	625	629,183
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	08/15/25	1,639	1,643,348
Prime Security Services Borrower LLC,
2019 Refinancing Term B-1 Loan, 3 Month LIBOR + 3.250%
5.210%(c)	09/23/26	4,254	4,202,811

A2

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services (cont’d.)
ServiceMaster Co. LLC,
Tranche C Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	11/08/23^	91	$ 91,329
TransUnion LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%
4.044%(c)	04/10/23	836	837,774
			8,469,705
Computers — 0.1%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
4.050%(c)	09/19/25	1,381	1,387,314
McAfee LLC,
Term B USD Loan, 1 Month LIBOR + 3.750%
5.794%(c)	09/30/24	2,349	2,352,608
Western Digital Corp.,
New Term Loan B-4, 3 Month LIBOR + 1.750%
3.862%(c)	04/29/23	91	90,335
			3,830,257
Diversified Financial Services — 0.2%
Edelman Financial Center LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
5.307%(c)	07/21/25	3,578	3,581,070
Focus Financial Partners LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	07/03/24	628	629,669
Jane Street Group LLC,
New Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	08/25/22^	2,198	2,193,047
LPL Holdings, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
4.304%(c)	09/23/24	437	438,569
VFH Parent LLC,
Term Loan,
—%(p)	03/01/26	100	100,146
—%(p)	03/01/26	180	180,225
			7,122,726
Entertainment — 0.2%
CEOC LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.044%(c)	10/07/24	1,636	1,634,678
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 3.000%
5.044%(c)	05/29/26	2,065	2,073,084
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%
4.862%(c)	08/14/24	4,053	4,015,202
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
5.604%(c)	07/10/25	166	166,534
			7,889,498
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Food Service — 0.1%
Aramark Services, Inc.,
US Term B-3 Loan, 1 Month LIBOR + 1.750%
3.794%(c)	03/11/25	1,568	$ 1,570,287
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
5.800%(c)	02/01/23	537	526,916
			2,097,203
Foods — 0.0%
Albertson’s LLC,
2019 Term B-8 Loan, 1 Month LIBOR + 2.750%
4.794%(c)	08/17/26	255	256,145
2019-1 Term B-7 Loan, 1 Month LIBOR + 2.750%
4.794%(c)	11/17/25	100	100,839
			356,984
Healthcare-Products — 0.1%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
6.681%(c)	02/11/26	3,960	3,933,698
Healthcare-Services — 0.4%
Air Medical Group Holdings, Inc.,
2018 Term Loan, 1 Month LIBOR + 3.250%
5.307%(c)	04/28/22	1,468	1,370,974
HCA, Inc.,
Tranche B-10 Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	03/13/25	992	994,299
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	08/18/22	946	946,752
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.554%(c)	11/16/25	4,314	4,315,214
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	06/07/23	4,516	4,289,950
Phoenix Guarantor, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
6.567%(c)	03/05/26	2,494	2,496,343
Radnet Management, Inc.,
Term B-1 Loan (First Lien), 3 Month LIBOR + 3.500%
5.830%(c)	06/30/23^	2,257	2,223,552
			16,637,084
Holding Companies-Diversified — 0.1%
First Eagle Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.854%(c)	12/02/24	2,217	2,219,111
Insurance — 0.1%
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	08/04/22	2,912	2,919,981
New B-7 Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	11/03/24	1,127	1,130,585
			4,050,566

A3

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Internet — 0.0%
Ancestry.com Operations, Inc.,
Non Extended Term Loan B, 1 Month LIBOR + 3.750%
5.800%(c)	10/19/23	439	$ 435,882
Investment Companies — 0.2%
Finco I LLC,
2018 Replacement Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	12/27/22	1,455	1,457,780
RPI Finance Trust,
Initial Term Loan B-6, 1 Month LIBOR + 2.000%
4.044%(c)	03/27/23	1,612	1,619,123
UFC Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.250%
3.250%(c)	04/29/26	2,586	2,593,134
			5,670,037
Leisure Time — 0.1%
Alterra Mountain Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.044%(c)	07/31/24	2,342	2,339,194
Lodging — 0.3%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
4.166%(c)	09/15/23	3,159	3,166,660
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%
4.794%(c)	12/23/24	2,569	2,551,870
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	04/18/24	456	456,590
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
4.044%(c)	11/30/23	1,198	1,203,472
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 2.750%
4.800%(c)	10/04/23	90	89,823
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
3.787%(c)	06/22/26	1,394	1,402,063
Station Casinos LLC,
Term B Facility Loan, 1 Month LIBOR + 2.500%
4.550%(c)	06/08/23	969	972,154
			9,842,632
Media — 0.4%
CBS Radio, Inc.,
Term Loan B-1, 1 Month LIBOR + 2.750%
4.804%(c)	11/18/24	310	310,090
Charter Communications Operating LLC,
Term B Loan, 1 Month LIBOR + 2.000%
4.050%(c)	04/30/25	991	996,617
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%
5.300%(c)	08/24/26	1,050	1,053,281
iHeartCommunications, Inc.,
Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	05/01/26	2,484	2,498,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Media (cont’d.)
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 3 Month LIBOR + 2.750%
4.807%(c)	09/19/26	3,230	$ 3,244,803
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	03/15/24	2,599	2,522,750
Virgin Media Bristol LLC,
K Facility, 1 Month LIBOR + 2.500%
4.528%(c)	01/15/26	3,739	3,737,847
Ziggo Secured Finance Partnership (Netherlands),
Term Loan E, 1 Month LIBOR + 2.500%
4.528%(c)	04/15/25	1,325	1,321,232
			15,685,266
Packaging & Containers — 0.1%
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
4.794%(c)	02/06/23	3,599	3,601,678
Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
5.039%(c)	06/02/25	2,138	2,146,028
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	03/01/24	4,008	3,985,627
Option Care Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 4.500%
6.544%(c)	08/06/26	1,870	1,862,988
			7,994,643
Pipelines — 0.0%
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
5.656%(c)	09/30/24	798	801,491
Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating, LP,
Term B Loan, 1 Month LIBOR + 2.000%
4.044%(c)	03/21/25	806	806,609
Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term B-3 Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/16/24	1,175	1,177,108
Academy Ltd.,
Initial Term Loan, 1 Month LIBOR + 4.000%
6.100%(c)	07/01/22	2,063	1,436,961
Michaels Stores, Inc.,
2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%
4.544%(c)	01/30/23	998	974,557
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 Month LIBOR + 2.500%
4.550%(c)	08/19/22	1,096	1,085,626
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 4.000%
6.040%(c)	03/11/22	328	315,111
			4,989,363

A4

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Software — 0.1%
Dcert Buyer, Inc.,
Term Loan,
—%(p)	08/07/26	3,400	$ 3,390,082
MA Financeco LLC (United Kingdom),
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/21/24	55	53,650
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.544%(c)	06/21/24	367	362,221
			3,805,953
Telecommunications — 0.2%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%
5.804%(c)	11/27/23	1,320	1,321,320
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
4.294%(c)	02/22/24	3,053	3,056,816
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
5.715%(c)	01/31/26	1,979	1,961,494
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
4.563%(c)	02/02/24	157	156,450
			6,496,080
Trucking & Leasing — 0.1%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
3.794%(c)	01/15/25	2,472	2,481,582

Total Bank Loans (cost $126,848,835)			125,763,067
Commercial Mortgage-Backed Securities — 4.1%
BBCCRE Trust,
Series 2015-GTP, Class E, 144A
4.715%(cc)	08/10/33	5,190	5,093,952
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	4,027	4,239,197
Benchmark Mortgage Trust,
Series 2018-B01, Class A5
3.666%(cc)	01/15/51	4,470	4,874,047
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
5.028%(c)	11/15/35	19,389	19,431,011
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	3,870	4,192,931
CHT Mortgage Trust,
Series 2017-CSMO, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.958%(c)	11/15/36	3,490	3,489,989
Citigroup Commercial Mortgage Trust,
Series 2019-GC41, Class XA, IO
1.190%(cc)	08/10/56	53,952	4,361,005
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-CR12, Class AM
4.300%	10/10/46	450	$ 481,171
Series 2013-CR12, Class B
4.762%(cc)	10/10/46	390	410,425
Series 2013-CR12, Class C
5.250%(cc)	10/10/46	190	192,715
Series 2014-CR17, Class XA, IO
1.145%(cc)	05/10/47	33,284	1,277,721
Series 2015-LC23, Class C
4.800%(cc)	10/10/48	2,238	2,408,303
Series 2015-PC01, Class D
4.584%(cc)	07/10/50	2,212	2,087,296
Credit Suisse Commercial Mortgage Trust,
Series 2006-C05, Class AJ
5.373%	12/15/39	1,030	685,455
Series 2007-C05, Class AM
5.869%(cc)	09/15/40	559	418,116
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,470	2,644,567
Series 2014-USA, Class F, 144A
4.373%	09/15/37	5,420	4,944,641
Credit Suisse Mortgage Trust,
Series 2015-GLPA, Class A, 144A
3.881%	11/15/37	212	232,299
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	2,950	3,132,675
Series 2018-PLUM, Class A, 144A, 1 Month LIBOR + 3.231% (Cap N/A, Floor 3.231%)
5.259%(c)	08/15/20	3,986	3,986,201
Fannie Mae-Aces,
Series 2014-M04, Class X2, IO
0.296%(cc)	03/25/24	85,190	577,576
Series 2019-M04, Class A2
3.610%	02/25/31	1,950	2,177,293
Series 2019-M06, Class A2
3.450%	01/01/29	4,110	4,547,540
FHLMC Multifamily Structured Pass-Through Certificates,
Series K007, Class X1, IO
1.202%(cc)	04/25/20	2,240	5,198
Series K016, Class X1, IO
1.635%(cc)	10/25/21	377	9,813
Series K092, Class X1, IO
0.852%(cc)	04/25/29	9,997	597,625
Series K094, Class X1, IO
1.016%(cc)	06/25/29	6,999	514,384
Series K094, Class XAM, IO
1.283%(cc)	06/25/29	4,850	485,460
Series K095, Class X1, IO
1.083%(cc)	06/25/29	6,199	473,957
Series K095, Class XAM, IO
1.372%(cc)	06/25/29	1,700	177,929
Series K735, Class X1, IO
1.102%(cc)	05/25/26	6,399	360,714
Series K736, Class X1, IO
1.312%(cc)	07/25/26	18,000	1,342,145

A5

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A
0.200%	05/25/45	58,105	$ 255,298
GE Business Loan Trust,
Series 2006-01A, Class B, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
2.328%(c)	05/15/34	2,266	2,141,435
Government National Mortgage Assoc.,
Series 2013-85, Class IA, IO
0.691%(cc)	03/16/47	36,697	1,228,220
Series 2015-183, Class IO
0.930%(cc)	09/16/57	23,169	1,486,483
Series 2017-111, Class IO, IO
0.740%(cc)	02/16/59	5,779	379,626
Series 2017-145, Class IO, IO
0.666%(cc)	04/16/57	4,822	282,431
Series 2017-41, Class IO, IO
0.792%(cc)	07/16/58	3,816	245,705
Series 2018-119, Class IO, IO
0.653%(cc)	05/16/60	2,966	198,315
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AS
3.777%(cc)	05/10/50	4,988	5,299,545
Series 2015-GC30, Class B
4.147%(cc)	05/10/50	1,540	1,636,017
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.328%(c)	09/15/31	11,720	11,710,183
GS Mortgage Securities Trust,
Series 2006-GG08, Class AJ
5.622%	11/10/39	1,752	1,535,970
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.055%(cc)	01/15/47	540	591,105
Series 2015-C30, Class C
4.411%(cc)	07/15/48	3,667	3,834,970
Series 2015-C31, Class B
4.770%(cc)	08/15/48	3,600	3,951,102
JPMCC Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.228%(c)	07/15/34	4,390	4,390,341
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C07, Class A5
3.409%	10/15/50	5,580	5,977,695
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB19, Class AJ
6.004%(cc)	02/12/49	1,157	756,459
Series 2007-LD12, Class AJ
6.613%(cc)	02/15/51	20	19,050
ML-CFC Commercial Mortgage Trust,
Series 2007-09, Class AJ
6.193%(cc)	09/12/49	1,165	487,235
Morgan Stanley Capital I Trust,
Series 2006-IQ12, Class AJ
5.399%	12/15/43	840	630,144
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2007-IQ13, Class AJ
5.438%	03/15/44	41	$ 40,905
Series 2019-BPR, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.428%(c)	05/15/36	8,170	8,164,784
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 1.939%)
2.978%(c)	06/15/33	2,700	2,699,996
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,900	1,955,528
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.850%)
2.792%(c)	11/11/34	3,062	3,061,586
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class B
4.420%(cc)	07/15/46	569	593,810
Series 2015-C28, Class D
4.248%(cc)	05/15/48	3,250	3,076,458
WFRBS Commercial Mortgage Trust,
Series 2012-C07, Class XA, IO, 144A
1.509%(cc)	06/15/45	14,668	404,042
Series 2013-C13, Class D, 144A
4.276%(cc)	05/15/45	3,755	3,836,707
Series 2013-C14, Class D, 144A
4.110%(cc)	06/15/46	650	626,618
Series 2014-C19, Class XA, IO
1.199%(cc)	03/15/47	10,289	354,020
Series 2014-C25, Class C
4.453%(cc)	11/15/47	3,570	3,761,979

Total Commercial Mortgage-Backed Securities (cost $152,834,202)			155,467,113
Corporate Bonds — 33.3%
Aerospace & Defense — 0.8%
Boeing Capital Corp.,
Sr. Unsec’d. Notes
4.700%	10/27/19	1,810	1,812,769
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	800	813,522
2.800%	03/01/27	760	775,872
3.100%	05/01/26	590	618,022
3.200%	03/01/29	1,520	1,595,750
3.250%	02/01/35	2,960	3,067,199
3.750%	02/01/50	1,030	1,112,434
4.875%	02/15/20	2,150	2,170,056
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	490	580,095
5.054%	04/27/45	1,120	1,405,265
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.100%	01/15/23	240	247,431

A6

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.550%	01/15/26	2,420	$ 2,594,545
4.500%	05/15/36	480	576,420
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	2,100	2,164,771
3.250%	01/15/28	3,810	3,998,585
Raytheon Co.,
Sr. Unsec’d. Notes
3.125%	10/15/20	1,030	1,042,283
United Technologies Corp.,
Sr. Unsec’d. Notes
3.950%	08/16/25	2,470	2,706,018
4.125%	11/16/28	1,580	1,787,590
4.500%	06/01/42	770	922,111
			29,990,738
Agriculture — 1.0%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,060	1,072,654
3.490%	02/14/22	1,010	1,036,164
3.800%	02/14/24	1,110	1,160,355
4.400%	02/14/26	4,410	4,715,828
4.800%	02/14/29	3,790	4,151,674
5.800%	02/14/39	2,250	2,605,830
5.950%	02/14/49	2,070	2,434,224
6.200%	02/14/59	800	938,015
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	6,420	6,466,734
4.540%	08/15/47	2,720	2,607,369
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	11/01/19	2,080	2,079,579
2.500%	08/22/22	1,710	1,726,243
2.500%	11/02/22	2,120	2,138,911
2.900%	11/15/21	2,060	2,092,673
4.500%	03/20/42	240	266,428
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	468	470,960
6.150%	09/15/43	990	1,116,909
			37,080,550
Airlines — 0.0%
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	1,063	1,166,824
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.750%	06/17/21	325	328,319
			1,495,143
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	150	157,875
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel (cont’d.)
4.875%	05/15/26(a)	620	$ 655,030
			812,905
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21	370	368,316
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	300	300,670
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,080	938,468
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.459%	03/27/20	200	199,764
5.875%	08/02/21	1,620	1,696,869
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	320	323,087
5.950%	04/01/49	1,420	1,521,395
6.250%	10/02/43	420	460,123
General Motors Financial Co., Inc.,
Gtd. Notes
2.450%	11/06/20	640	639,690
3.450%	04/10/22	490	498,471
4.250%	05/15/23	200	208,749
4.350%	01/17/27	380	390,586
4.375%	09/25/21	1,430	1,477,372
			9,023,560
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22	2,151	2,201,082
Banks — 11.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.450%	06/04/20	700	700,805
Sub. Notes, 144A
4.750%	07/28/25	1,940	2,087,412
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27	1,430	1,496,495
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.460%(c)	04/12/23	1,000	1,000,921
Sr. Unsec’d. Notes
3.848%	04/12/23	1,200	1,250,510
4.379%	04/12/28	3,200	3,500,480
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—(rr)	120	131,100
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	2,400	2,451,042
3.419%(ff)	12/20/28	6,242	6,519,151

A7

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,400	$ 4,545,939
3.500%	04/19/26	2,790	2,962,073
3.593%(ff)	07/21/28	4,580	4,835,384
Sr. Unsec’d. Notes, MTN
3.550%(ff)	03/05/24	2,690	2,795,621
3.824%(ff)	01/20/28	4,873	5,230,890
3.974%(ff)	02/07/30	4,370	4,775,597
4.000%	04/01/24	4,030	4,319,966
4.125%	01/22/24	2,080	2,238,681
4.330%(ff)	03/15/50	1,060	1,248,998
5.000%	01/21/44	2,060	2,613,442
Sub. Notes, MTN
4.000%	01/22/25	1,839	1,952,714
4.200%	08/26/24	4,410	4,730,142
4.450%	03/03/26	1,953	2,128,360
Bank of Montreal (Canada),
Sub. Notes
3.803%(ff)	12/15/32	470	487,451
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.200%	07/20/20	920	921,126
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	1,280	1,404,207
Sub. Notes
5.088%(ff)	06/20/30	7,560	7,882,766
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	1,100	1,135,907
4.400%	08/14/28	6,340	7,003,255
4.705%(ff)	01/10/25	7,230	7,815,308
5.198%(ff)	01/10/30	2,630	3,077,992
Sub. Notes, 144A
4.625%	03/13/27	830	900,069
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33(a)	850	896,500
BPCE SA (France),
Sub. Notes, 144A
5.150%	07/21/24	1,490	1,631,559
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24(a)	890	942,991
5.250%	03/07/25(a)	740	806,600
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	—(a)(rr)	1,510	1,570,400
Jr. Sub. Notes, Series M
6.300%(ff)	—(rr)	2,320	2,464,582
Jr. Sub. Notes, Series P
5.950%(ff)	—(a)(rr)	5,280	5,590,306
Sr. Unsec’d. Notes
3.668%(ff)	07/24/28	3,555	3,763,499
3.887%(ff)	01/10/28	3,575	3,829,388
4.075%(ff)	04/23/29(a)	4,000	4,355,390
4.650%	07/30/45	5,048	6,081,315
8.125%	07/15/39	309	506,603
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
4.050%	07/30/22	300	$ 314,184
4.400%	06/10/25	4,050	4,359,379
4.450%	09/29/27	4,575	4,991,669
4.750%	05/18/46	350	408,181
5.300%	05/06/44	556	691,252
5.500%	09/13/25	6,430	7,289,572
6.125%	08/25/36	558	720,817
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	10/15/19	870	870,947
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	4,420	4,773,428
4.625%	12/01/23	4,190	4,497,886
5.250%	08/04/45	1,200	1,505,730
Sr. Unsec’d. Notes, 144A, MTN
4.750%	01/15/20	2,010	2,025,363
Sr. Unsec’d. Notes, MTN
2.250%	01/14/20	550	550,196
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.375%(ff)	—(rr)	4,290	4,296,864
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29	3,400	3,576,247
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26	350	384,311
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	1,540	1,545,643
3.244%(ff)	12/20/25	690	695,545
5.000%	01/12/22	5,080	5,340,854
5.375%	01/12/24	2,960	3,251,356
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	—(rr)	227	191,611
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	300	303,424
3.200%	02/23/23	2,160	2,217,787
3.500%	11/16/26	1,930	2,004,979
4.223%(ff)	05/01/29	2,946	3,215,824
4.750%	10/21/45	3,180	3,815,525
5.250%	07/27/21	1,310	1,380,574
6.250%	02/01/41	6,970	9,623,710
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	5,460	5,538,488
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	3,220	3,408,635
4.000%	03/03/24	2,610	2,781,277
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	3,750	3,849,418
Sub. Notes
4.250%	10/21/25	4,680	5,008,079
5.150%	05/22/45	3,380	4,011,387

A8

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.750%	10/01/37	3,904	$ 5,269,947
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	2,290	2,345,918
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	—(rr)	700	734,566
6.500%(ff)	—(a)(rr)	4,710	4,926,424
Sr. Unsec’d. Notes
3.400%	03/08/21	3,800	3,859,794
3.900%	05/25/26	220	232,872
3.973%(ff)	05/22/30	4,570	4,879,351
4.583%(ff)	06/19/29	7,330	8,118,508
Sub. Notes
4.250%	03/14/24	1,600	1,683,526
4.250%	08/18/25	2,710	2,861,176
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	10/01/19	910	910,000
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	1,700	1,706,589
3.375%	01/12/23	830	836,862
Sub. Notes, 144A, MTN
5.017%	06/26/24	6,600	6,791,667
5.710%	01/15/26	500	531,211
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	620	623,480
3.540%(ff)	05/01/28	1,591	1,677,651
3.782%(ff)	02/01/28	8,804	9,419,230
4.023%(ff)	12/05/24	5,930	6,322,965
4.203%(ff)	07/23/29	1,840	2,039,267
4.250%	10/15/20	90	92,092
4.350%	08/15/21	630	655,363
4.400%	07/22/20	1,230	1,253,098
4.452%(ff)	12/05/29	1,180	1,333,898
4.500%	01/24/22	690	727,905
Sub. Notes
3.875%	09/10/24	10	10,640
4.250%	10/01/27	690	758,059
4.950%	06/01/45	3,790	4,720,835
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20	310	312,194
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.574%(ff)	11/07/28	500	510,220
3.900%	03/12/24	200	209,286
4.375%	03/22/28	1,910	2,077,134
Sub. Notes
4.500%	11/04/24	3,300	3,445,081
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22	1,180	1,200,990
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	2,956	$ 3,129,942
3.737%(ff)	04/24/24	1,520	1,587,425
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	1,792	1,923,501
4.000%	07/23/25	2,998	3,234,180
5.500%	07/24/20	280	287,544
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.875%	05/13/21	3,650	3,777,137
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	1,500	1,528,216
Sr. Unsec’d. Notes, MTN
2.150%	10/26/20	1,340	1,342,381
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	200	210,327
4.892%(ff)	05/18/29	2,791	3,071,172
Sub. Notes
5.125%	05/28/24(a)	3,290	3,507,428
6.000%	12/19/23	2,900	3,183,959
6.125%	12/15/22	1,360	1,471,603
Santander UK Group Holdings PLC (United Kingdom),
Sub. Notes, 144A
5.625%	09/15/45	560	644,880
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20	800	800,601
Sub. Notes
7.950%	10/26/29	3,368	4,281,505
Sub. Notes, 144A
5.000%	11/07/23	505	536,239
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.058%	07/14/21	1,720	1,714,854
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
3.350%	05/24/21	1,580	1,613,118
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.250%	06/11/21	1,810	1,848,039
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22	3,940	4,447,078
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	3,760	3,859,657
4.125%	09/24/25	2,100	2,268,772
4.253%	03/23/28	4,177	4,556,144
7.000%(ff)	—(rr)	6,700	7,115,400
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22	4,910	5,266,822

A9

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
US Bank NA,
Sr. Unsec’d. Notes
3.150%	04/26/21	1,480	$ 1,504,167
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—(rr)	7,420	7,447,825
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	2,648	2,719,465
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24	960	1,015,814
4.150%	01/24/29(a)	3,850	4,268,805
4.600%	04/01/21	1,840	1,907,070
Sub. Notes
5.606%	01/15/44	1,431	1,852,063
Sub. Notes, GMTN
4.300%	07/22/27	4,350	4,765,929
4.900%	11/17/45	3,660	4,352,415
Sub. Notes, MTN
4.400%	06/14/46	520	583,893
4.650%	11/04/44	3,180	3,674,401
4.750%	12/07/46	2,050	2,420,148
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37	4,193	5,559,998
6.600%	01/15/38	2,452	3,497,197
			421,877,992
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	140	149,982
4.700%	02/01/36	6,755	7,802,687
4.900%	02/01/46	4,050	4,832,569
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	1,129	1,139,701
3.300%	02/01/23	5,447	5,654,996
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.500%	07/15/22	2,400	2,433,446
4.000%	04/13/28	520	573,499
4.150%	01/23/25	790	862,835
Becle SAB de CV (Mexico),
Gtd. Notes, 144A
3.750%	05/13/25	1,000	1,029,019
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,270	1,357,707
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	1,140	1,182,784
Diageo Capital PLC (United Kingdom),
Gtd. Notes
4.828%	07/15/20	2,580	2,636,655
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Molson Coors Brewing Co.,
Gtd. Notes
3.500%	05/01/22(a)	330	$ 339,787
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.000%	03/05/42	610	701,953
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	3,660	3,839,677
			34,537,297
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	330	329,881
3.625%	05/22/24	360	381,390
4.663%	06/15/51	301	352,419
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21	1,350	1,350,054
3.550%	08/15/22	920	954,122
3.875%	08/15/25	2,350	2,536,589
5.000%	08/15/45	3,520	4,413,758
5.250%	08/15/43	130	164,036
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20	430	432,073
3.700%	04/01/24	1,060	1,122,090
4.750%	03/01/46	910	1,083,124
			13,119,536
Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	1,420	1,436,904
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	1,930	2,076,217
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	780	880,443
6.000%	11/15/21	980	1,045,016
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	1,510	1,585,500
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	2,230	2,270,850
4.441%	04/24/23	575	600,883
			9,895,813
Commercial Services — 0.4%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.000%	07/30/27	1,033	1,055,747

A10

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22	1,200	$ 1,226,233
3.700%	04/01/27	1,300	1,417,523
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	3,600	4,158,000
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	1,100	1,145,430
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27	460	562,350
UBM PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.750%	11/03/20	1,850	1,907,365
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,380	1,435,200
5.500%	07/15/25	370	384,985
6.500%	12/15/26(a)	1,500	1,634,250
			14,927,083
Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.000%	11/13/20	1,610	1,613,378
2.450%	08/04/26	4,720	4,783,189
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	4,720	4,866,829
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/24	5,260	5,453,602
			16,716,998
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	320	330,361
4.625%	10/30/20	800	818,944
5.000%	10/01/21	570	599,301
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	05/26/20	1,550	1,552,021
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	3,758	3,748,934
4.418%	11/15/35	5,032	5,266,082
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	491	537,945
8.625%	01/15/22	670	760,456
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43	260	314,841
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	200	$ 206,960
5.250%	08/15/22	1,512	1,593,497
5.500%	02/15/24	460	496,984
SURA Asset Management SA (Colombia),
Gtd. Notes, 144A
4.875%	04/17/24	1,950	2,096,250
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	2,760	2,941,810
4.300%	12/14/45	2,710	3,362,960
			24,627,346
Electric — 1.0%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	1,017	1,097,783
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,320	1,377,280
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	1,216	1,698,169
Duke Energy Progress LLC,
First Mortgage
2.800%	05/15/22	50	50,947
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	2,880	3,068,893
4.250%	03/15/23	3,540	3,744,268
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	1,100	1,315,170
7.375%	11/15/31	10,860	15,365,873
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	1,050	1,077,336
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	978	1,586,509
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	220	225,186
7.750%	03/01/31	4,405	6,280,944
			36,888,358
Environmental Control — 0.2%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	1,420	1,435,083
Waste Management, Inc.,
Gtd. Notes
3.200%	06/15/26	820	864,665
3.450%	06/15/29	600	647,956
3.500%	05/15/24	1,290	1,359,316
4.000%	07/15/39	570	647,419
4.150%	07/15/49	1,180	1,375,102

A11

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
4.600%	03/01/21	440	$ 452,798
			6,782,339
Foods — 0.4%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	2,410	2,406,461
2.589%	11/02/23	3,710	3,760,890
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	510	504,587
3.950%	07/15/25	540	565,230
5.000%	07/15/35	310	330,557
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	800	810,502
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26(a)	1,130	1,183,675
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	1,490	1,528,866
3.200%	04/01/30	810	856,905
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A
2.900%	10/21/19	1,310	1,310,503
3.375%	10/21/20	70	70,997
			13,329,173
Healthcare-Products — 0.3%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26	1,138	1,239,787
4.750%	11/30/36	1,050	1,283,852
4.900%	11/30/46	1,730	2,231,769
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	2,900	3,024,957
3.734%	12/15/24	776	821,098
4.685%	12/15/44	509	590,923
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	1,226	1,315,980
			10,508,366
Healthcare-Services — 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	470	475,675
Anthem, Inc.,
Sr. Unsec’d. Notes
2.950%	12/01/22	610	621,715
3.125%	05/15/22	2,050	2,096,998
3.350%	12/01/24	470	488,681
3.650%	12/01/27	1,120	1,176,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	1,070	$ 1,091,614
5.625%	02/15/21	560	567,958
6.125%	02/15/24	960	998,592
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	160	167,400
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	440	471,621
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	10	9,961
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	250	253,108
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	990	1,056,406
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	960	1,054,752
5.625%	09/01/28	50	55,715
5.875%	02/15/26	480	536,544
Sr. Sec’d. Notes
4.500%	02/15/27	90	96,496
4.750%	05/01/23	1,720	1,842,357
5.000%	03/15/24	230	251,148
5.250%	06/15/26	180	200,433
5.500%	06/15/47	3,504	3,939,488
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22	1,050	1,074,865
3.950%	03/15/27	860	912,766
4.625%	12/01/42	570	634,329
4.800%	03/15/47	100	115,079
4.950%	10/01/44	450	522,053
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,367	1,643,631
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,870	2,187,673
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	317	379,137
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	1,390	1,397,782
2.875%	12/15/21	910	927,410
3.700%	08/15/49	1,170	1,238,750
3.750%	07/15/25	190	204,293
3.875%	08/15/59	1,050	1,113,375
5.700%	10/15/40	1,500	1,987,458
			31,792,145

A12

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.500%	04/30/24	880	$ 927,080
4.750%	05/30/25	160	170,768
4.750%	11/29/27(a)	1,730	1,855,425
5.000%	06/15/27	100	107,000
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23	610	638,975
			3,699,248
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	710	740,878
Gtd. Notes, 144A
5.000%	10/01/29	100	101,750
			842,628
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23	956	984,106
4.200%	04/01/26	450	470,807
			1,454,913
Insurance — 0.4%
American International Group, Inc.,
Jr. Sub. Notes
6.250%	03/15/87	636	677,340
Sr. Unsec’d. Notes
3.750%	07/10/25	900	950,911
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	2,670	3,160,971
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	570	571,841
3.350%	05/03/26	1,000	1,067,979
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	3,610	4,281,117
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, 144A, MTN
2.500%	01/15/20	520	520,384
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	3,711	4,613,432
			15,843,975
Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24(a)	3,630	3,819,384
4.200%	12/06/47	1,664	1,886,453
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27	2,040	$ 2,167,123
3.875%	08/22/37	1,030	1,185,043
4.050%	08/22/47(a)	1,280	1,537,810
4.950%	12/05/44	1,310	1,734,111
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23	2,250	2,341,031
Netflix, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	440	453,200
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.595%	01/19/28	4,682	4,883,560
			20,007,715
Iron/Steel — 0.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26(a)	1,200	1,255,564
6.125%	06/01/25(a)	1,930	2,171,787
6.250%	02/25/22(a)	740	799,607
7.000%	10/15/39	460	557,112
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	1,197	1,516,599
6.875%	11/10/39(a)	844	1,075,053
			7,375,722
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	12/15/21	710	722,141
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,190	1,228,794
			1,950,935
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
5.125%	05/01/26	360	378,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	80	82,400
4.875%	04/01/27(a)	1,840	1,937,980
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	6,320	6,437,128
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	3,210	3,397,430
5.125%	08/08/25	1,600	1,756,672
5.400%	08/08/28	1,140	1,283,959
			15,273,569

A13

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.0%
ABB Finance USA, Inc. (Switzerland),
Gtd. Notes
4.375%	05/08/42	320	$ 387,899
Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
1.700%	01/15/20	510	509,326
nVent Finance Sarl (United Kingdom),
Gtd. Notes
4.550%	04/15/28	4,416	4,611,932
			5,121,258
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.250%	09/30/22	140	141,606
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	480	496,200
5.125%	05/01/27	2,510	2,619,812
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,050	1,059,404
4.200%	03/15/28	5,750	6,047,056
4.908%	07/23/25	2,290	2,512,027
5.375%	04/01/38	1,490	1,664,379
5.750%	04/01/48	60	68,400
6.484%	10/23/45	500	608,413
6.834%	10/23/55	310	391,693
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	80	97,927
Comcast Corp.,
Gtd. Notes
3.375%	08/15/25	450	475,875
3.950%	10/15/25	3,000	3,265,380
3.969%	11/01/47	3,250	3,569,197
3.999%	11/01/49	377	418,701
4.150%	10/15/28	5,060	5,675,934
4.200%	08/15/34	190	217,143
4.250%	10/15/30	500	568,747
4.250%	01/15/33	530	609,540
5.650%	06/15/35	160	208,779
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	6,955	6,894,144
7.750%	07/01/26(a)	90	91,575
Fox Corp.,
Sr. Unsec’d. Notes, 144A
5.476%	01/25/39	2,150	2,635,204
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27	2,480	2,736,199
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	660	683,295
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	1,905	$ 1,939,307
5.000%	02/01/20	830	836,710
6.550%	05/01/37	332	398,569
7.300%	07/01/38	4,520	5,716,419
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	1,400	1,936,465
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	400	411,000
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24(a)	570	599,511
4.250%	09/01/23(a)	460	487,794
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	400	419,620
Walt Disney Co. (The),
Gtd. Notes, 144A
4.500%	02/15/21	490	507,253
6.650%	11/15/37	130	195,372
			57,204,650
Mining — 1.1%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	250	266,225
6.750%	09/30/24	730	767,412
7.000%	09/30/26	720	781,222
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	630	650,836
3.750%	04/10/22	2,130	2,187,095
4.000%	09/11/27	4,476	4,622,141
4.750%	04/10/27	1,070	1,153,876
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	200	242,646
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,640	2,061,111
5.750%	05/01/43	260	340,427
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	175	178,512
5.000%	09/30/43	1,000	1,291,038
Gtd. Notes, 144A
6.750%(ff)	10/19/75	4,980	5,820,375
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	109	109,272
3.875%	03/15/23	20	20,150
4.550%	11/14/24	40	40,992
5.450%	03/15/43	1,446	1,302,846

A14

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%	10/25/42	3,697	$ 4,008,655
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
2.875%	04/16/20	450	451,521
4.000%	03/27/27	5,120	5,262,739
4.125%	05/30/23	50	52,326
4.125%	03/12/24	2,650	2,779,726
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	4,480	5,047,273
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	110	118,990
Yamana Gold, Inc. (Brazil),
Gtd. Notes
4.625%	12/15/27	1,450	1,535,598
			41,093,004
Miscellaneous Manufacturing — 0.5%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	1,360	1,352,740
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	3,450	3,510,516
4.150%	11/02/42	510	564,798
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
4.625%	01/07/21	413	423,505
5.500%	01/08/20	200	201,552
6.150%	08/07/37	4,245	5,226,109
6.875%	01/10/39	4,177	5,525,914
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	682	693,780
4.650%	10/17/21	98	101,942
5.875%	01/14/38	1,010	1,214,407
6.750%	03/15/32	440	553,308
Sub. Notes, MTN
5.300%	02/11/21	1,051	1,085,900
			20,454,471
Oil & Gas — 3.4%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	1,020	984,300
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	1,041	1,059,771
4.250%	01/15/44	3,370	3,001,022
4.375%	10/15/28(a)	410	419,871
4.750%	04/15/43	310	297,010
5.100%	09/01/40	1,990	1,983,201
6.000%	01/15/37	578	631,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26	1,030	$ 1,073,880
3.216%	11/28/23	2,330	2,420,086
3.410%	02/11/26	2,160	2,279,670
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.506%	03/17/25	3,320	3,523,039
3.535%	11/04/24	300	317,938
3.561%	11/01/21	170	175,047
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27(a)	3,180	3,237,763
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	5,210	5,430,481
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	2,760	2,972,596
4.375%	01/15/25	840	870,697
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	570	580,861
4.375%	01/15/28(a)	1,410	1,456,221
4.500%	04/15/23	1,260	1,308,079
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	90	98,849
5.000%	06/15/45	3,920	4,532,794
5.600%	07/15/41	140	169,925
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	560	584,394
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	4,130	4,816,654
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26(a)	1,140	1,260,796
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.043%	03/01/26	1,900	1,990,965
4.114%	03/01/46(a)	3,170	3,752,556
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30	260	292,175
6.375%	10/24/48	940	1,168,142
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	90	86,850
Sec’d. Notes, 144A
6.500%	01/15/25	40	40,800
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28(a)	1,040	1,079,278
4.950%	08/15/47	460	502,076
5.250%	11/15/43	990	1,102,671

A15

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	290	$ 270,425
6.875%	01/15/23(a)	344	314,760
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	1,310	1,318,533
2.700%	08/15/22	1,870	1,887,401
2.900%	08/15/24	1,470	1,481,001
3.000%	02/15/27	1,200	1,190,512
3.125%	02/15/22	440	446,902
3.400%	04/15/26	1,610	1,635,049
4.100%	02/15/47	2,030	1,979,232
4.200%	03/15/48	790	782,802
4.400%	04/15/46	480	488,906
4.625%	06/15/45	1,570	1,623,953
4.850%	03/15/21	1,346	1,391,939
5.550%	03/15/26	2,570	2,898,618
6.450%	09/15/36	1,590	1,966,978
6.600%	03/15/46	1,320	1,721,844
7.500%	05/01/31	190	248,841
7.875%	09/15/31	4,163	5,622,344
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	10,979	11,983,578
5.750%	02/01/29(a)	930	1,025,678
6.125%	01/17/22(a)	435	466,972
6.250%	03/17/24	2,690	3,020,870
6.900%	03/19/49	2,260	2,592,220
7.250%	03/17/44	2,950	3,531,150
7.375%	01/17/27	1,060	1,280,279
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	2,424	2,341,560
5.500%	06/27/44(a)	1,270	1,086,040
6.375%	01/23/45	2,740	2,541,350
6.625%	06/15/35	310	302,948
Gtd. Notes, MTN
6.875%	08/04/26	1,900	2,042,500
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21	520	516,100
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	300	247,500
5.000%	03/15/23(a)	930	813,750
5.875%	07/01/22	100	95,750
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	05/10/26	1,730	1,800,352
4.375%	03/25/20	940	950,707
4.375%	05/11/45	2,010	2,428,818
4.550%	08/12/43	1,010	1,241,901
6.375%	12/15/38	1,363	1,992,362
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	1,880	$ 2,027,001
			127,101,766
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
3.337%	12/15/27	1,564	1,604,322
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25(a)	660	699,087
7.450%	09/15/39	2,413	3,436,884
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	1,318	1,395,046
			7,135,339
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25(a)	650	679,640
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes
6.875%	02/15/21	535	536,739
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	610	624,488
WestRock RKT LLC,
Gtd. Notes
4.000%	03/01/23(a)	370	388,292
			2,229,159
Pharmaceuticals — 2.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,500	1,560,129
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	1,160	1,188,746
3.800%	03/15/25	1,980	2,073,315
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26	520	590,845
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25	680	763,300
Sr. Sec’d. Notes, 144A
7.000%	03/15/24	290	304,778
Bayer Corp. (Germany),
Gtd. Notes, 144A
6.650%	02/15/28	1,222	1,491,325
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.600%	05/16/22	2,120	2,149,259
2.900%	07/26/24	4,210	4,340,271
3.200%	06/15/26	3,100	3,252,257

A16

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.400%	07/26/29	1,430	$ 1,527,414
Cigna Corp.,
Gtd. Notes
3.400%	09/17/21	1,160	1,186,060
3.750%	07/15/23	3,340	3,497,569
4.125%	11/15/25	890	955,588
4.375%	10/15/28	5,240	5,725,622
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	6,440	6,515,691
3.350%	03/09/21	558	566,923
3.700%	03/09/23	4,670	4,861,181
3.875%	07/20/25	876	926,862
4.100%	03/25/25	1,750	1,869,813
4.300%	03/25/28(a)	15,261	16,502,258
5.050%	03/25/48	1,660	1,883,982
5.125%	07/20/45	820	929,438
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	659	740,922
6.943%	01/10/30	594	702,300
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27	360	378,560
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	120	122,511
Johnson & Johnson,
Sr. Unsec’d. Notes
3.625%	03/03/37	4,000	4,459,063
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22	230	197,225
3.650%	11/10/21	230	212,750
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	750	691,875
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	4,400	4,026,000
2.800%	07/21/23	1,930	1,558,475
			77,752,307
Pipelines — 1.0%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,000	1,165,340
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	910	914,823
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,030	1,127,206
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	340	373,664
7.500%	07/01/38	395	507,147
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23	70	$ 74,120
5.875%	03/01/22	750	802,136
Enterprise Products Operating LLC,
Gtd. Notes
4.150%	10/16/28	4,120	4,562,661
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.850%	02/15/20	690	701,566
Kinder Morgan, Inc.,
Gtd. Notes, GMTN
7.750%	01/15/32	2,663	3,666,322
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	2,090	2,166,423
4.700%	04/15/48	250	260,929
4.800%	02/15/29	1,590	1,755,291
4.875%	12/01/24	1,450	1,591,709
4.875%	06/01/25	1,520	1,672,155
5.500%	02/15/49	1,590	1,843,949
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	549,875
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	2,150	3,026,578
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23(a)	460	463,450
5.875%	04/15/26	380	402,686
Gtd. Notes, 144A
6.500%	07/15/27	420	458,258
6.875%	01/15/29	1,030	1,125,347
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26	2,670	3,386,624
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	370	382,629
5.250%	03/15/20	730	739,503
7.750%	06/15/31	1,320	1,749,960
7.875%	09/01/21	733	806,986
8.750%	03/15/32	210	302,524
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31	1,711	2,248,000
			38,827,861
Real Estate Investment Trusts (REITs) — 0.1%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	30	33,046
5.375%	04/15/26	510	560,929
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	711	787,492

A17

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24	2,750	$ 2,914,138
			4,295,605
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24(a)	2,250	2,315,475
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	03/01/27	1,730	1,849,090
3.700%	01/30/26	2,050	2,200,427
3.800%	04/01/28	680	745,250
QVC, Inc.,
Sr. Sec’d. Notes
5.950%	03/15/43	110	110,202
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28	3,540	3,923,376
			11,143,820
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25	1,280	1,271,024
Intel Corp.,
Sr. Unsec’d. Notes
3.700%	07/29/25	750	812,691
			2,083,715
Software — 0.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	11,380	11,590,012
2.700%	02/12/25	800	829,401
2.875%	02/06/24	3,240	3,375,183
3.300%	02/06/27	4,670	5,037,902
3.450%	08/08/36	130	143,704
3.950%	08/08/56	600	710,641
4.100%	02/06/37	350	415,096
salesforce.com, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23	1,490	1,554,358
3.700%	04/11/28	490	537,824
			24,194,121
Telecommunications — 1.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	4,590	4,921,444
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	530	536,846
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	02/15/22	910	928,599
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.400%	05/15/25	4,350	$ 4,538,549
4.350%	06/15/45	1,690	1,775,946
4.450%	05/15/21	230	238,177
6.000%	08/15/40	1,104	1,376,739
6.250%	03/29/41	770	972,680
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
2.820%	01/19/22	610	617,217
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	1,210	1,291,191
7.625%	02/15/25	880	968,000
7.875%	09/15/23(a)	1,840	2,021,166
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	530	571,578
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	2,000	2,232,558
5.134%	04/27/20	1,520	1,544,318
5.213%	03/08/47	170	197,746
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	730	739,576
3.376%	02/15/25	3,561	3,756,382
3.500%	11/01/24	240	253,784
3.850%	11/01/42	370	394,815
3.875%	02/08/29(a)	360	395,051
4.125%	03/16/27	500	552,087
4.329%	09/21/28	2,444	2,770,941
4.400%	11/01/34	340	388,941
4.500%	08/10/33	2,020	2,345,504
4.522%	09/15/48	570	673,953
4.862%	08/21/46	981	1,198,177
5.250%	03/16/37	2,590	3,206,581
5.500%	03/16/47	200	263,964
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	3,095	3,418,439
			45,090,949
Transportation — 0.2%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	07/15/25	1,050	1,130,825
3.950%	09/10/28	3,250	3,585,109
4.500%	09/10/48	1,740	2,076,232
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	710	723,845
			7,516,011

A18

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.750%	11/15/23	390	$ 409,832

Total Corporate Bonds (cost $1,165,271,036)			1,254,096,896
Municipal Bond — 0.0%
Pennsylvania
Commonwealth of Pennsylvania,
General Obligation Unlimited, Series B, BABs
5.350%	05/01/30	1,160	1,182,794
(cost $1,180,748)
Residential Mortgage-Backed Securities — 7.4%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 1A1
4.126%(cc)	09/25/35	223	186,662
Alternative Loan Trust,
Series 2005-J04, Class M2, 1 Month LIBOR + 0.640% (Cap 11.000%, Floor 0.640%)
2.658%(c)	07/25/35	3,357	3,285,195
Banc of America Funding Trust,
Series 2015-R02, Class 4A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.165%)
2.183%(c)	09/29/36	3,586	3,543,279
Banc of America Mortgage Trust,
Series 2003-H, Class 3A1
4.322%(cc)	09/25/33	103	105,055
Series 2005-H, Class 2A1
4.026%(cc)	09/25/35	61	59,666
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.600%)
2.918%(c)	11/25/34	11,822	12,018,419
Series 2004-13, Class A1, 1 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.370%)
2.758%(c)	11/25/34	2	2,088
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC05, Class A3, 1 Month LIBOR + 1.100% (Cap 8.500%, Floor 0.600%)
3.118%(c)	10/25/33	153	149,056
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB06, Class A1
4.114%(cc)	11/20/34	69	71,343
Credit Suisse Mortgage Trust,
Series 2015-02R, Class 3A1, 144A
2.565%(cc)	04/27/36	3,234	3,221,893
Series 2015-02R, Class 7A1, 144A
4.102%(cc)	08/27/36	2,919	2,956,645
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	24,812	24,872,093
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, 144A
5.085%(cc)	04/15/36	28,264	5,478,447
Fannie Mae Connecticut Avenue Securities,
Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%
7.268%(c)	10/25/23	6,542	7,233,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%
6.418%(c)	01/25/24	12,129	$ 13,175,212
Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
4.618%(c)	05/25/24	10,978	11,446,149
Fannie Mae Interest Strip,
Series 409, Class C1, IO
3.000%	11/25/26	1,540	101,587
Series 409, Class C13, IO
3.500%	11/25/41	1,573	253,761
Series 409, Class C2, IO
3.000%	04/25/27	1,727	118,593
Series 409, Class C22, IO
4.500%	11/25/39	1,410	293,865
Fannie Mae REMICS,
Series 2004-38, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
2.368%(c)	05/25/34	379	377,994
Series 2010-123, Class PM
4.000%	07/25/40	6,565	6,865,397
Series 2010-150, Class SK, IO, 1 Month LIBOR x (1.000) + 6.530% (Cap 6.530%, Floor 0.000%)
4.512%(c)	01/25/41	968	189,898
Series 2010-27, Class AS, IO, 1 Month LIBOR x (1.000) + 6.480% (Cap 6.480%, Floor 0.000%)
4.462%(c)	04/25/40	1,026	205,693
Series 2011-99, Class KS, IO, 1 Month LIBOR x (1.000) + 6.700% (Cap 6.700%, Floor 0.000%)
4.682%(c)	10/25/26	1,045	96,436
Series 2012-118, Class CI, IO
3.500%	12/25/39	1,503	91,538
Series 2012-133, Class CS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	12/25/42	557	99,338
Series 2012-134, Class MS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	12/25/42	669	127,738
Series 2012-28, Class B
6.500%	06/25/39	127	137,348
Series 2012-46, Class BA
6.000%	05/25/42	898	1,019,857
Series 2012-51, Class B
7.000%	05/25/42	343	412,606
Series 2012-70, Class YS, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
4.632%(c)	02/25/41	123	9,546
Series 2012-74, Class OA
1.000%(s)	03/25/42	95	86,836
Series 2012-74, Class SA, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
4.632%(c)	03/25/42	1,090	150,579
Series 2012-75, Class AO, PO
1.000%(s)	03/25/42	142	130,254
Series 2012-75, Class NS, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
4.582%(c)	07/25/42	83	14,203

A19

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2013-09, Class BC
6.500%	07/25/42	1,148	$ 1,346,876
Series 2013-09, Class CB
5.500%	04/25/42	3,045	3,419,991
Series 2013-09, Class SA, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	03/25/42	4,595	686,872
Series 2013-126, Class CS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	09/25/41	3,805	483,059
Series 2013-26, Class HI, IO
3.000%	04/25/32	1,833	94,131
Series 2013-73, Class IA, IO
3.000%	09/25/32	7,741	658,725
Series 2015-55, Class IO, IO
1.820%(cc)	08/25/55	1,636	91,808
Series 2015-56, Class AS, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.132%(c)	08/25/45	743	168,987
Flagstar Mortgage Trust,
Series 2018-02, Class A4, 144A
3.500%(cc)	04/25/48	7,280	7,403,292
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	1,627	1,879,150
Freddie Mac REMICS,
Series 2957, Class ZA
5.000%	03/15/35	3,319	3,659,714
Series 3242, Class SC, IO, 1 Month LIBOR x (1.000) + 6.290% (Cap 6.290%, Floor 0.000%)
4.263%(c)	11/15/36	359	63,555
Series 3368, Class AI, IO, 1 Month LIBOR x (1.000) + 6.030% (Cap 6.030%, Floor 0.000%)
4.003%(c)	09/15/37	974	150,609
Series 3621, Class SB, IO, 1 Month LIBOR x (1.000) + 6.230% (Cap 6.230%, Floor 0.000%)
4.203%(c)	01/15/40	178	29,441
Series 3639, Class EY
5.000%	02/15/30	1,305	1,401,169
Series 3768, Class MB
4.000%	12/15/39	6,087	6,380,347
Series 3947, Class SG, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
3.923%(c)	10/15/41	3,746	550,486
Series 4054, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
4.023%(c)	08/15/39	867	147,252
Series 4119, Class IN, IO
3.500%	10/15/32	1,078	119,822
Series 4146, Class DI, IO
3.000%	12/15/31	4,436	353,142
Series 4174, Class SA, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.173%(c)	05/15/39	758	60,703
Series 4194, Class BI, IO
3.500%	04/15/43	3,089	338,041
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4210, Class Z
3.000%	05/15/43	2,960	$ 2,992,096
Series 4239, Class IO, IO
3.500%	06/15/27	4,672	364,405
Series 4415, Class IO, IO
2.027%(cc)	04/15/41	1,249	71,508
Series 4813, Class CJ
3.000%	08/15/48	3,778	3,775,514
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	753	64,411
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA03, Class M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.018%(c)	12/25/28	2,396	2,401,792
Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
5.268%(c)	07/25/29	16,650	17,455,311
Government National Mortgage Assoc.,
Series 2010-31, Class GS, IO, 1 Month LIBOR x (1.000) + 6.500% (Cap 6.500%, Floor 0.000%)
4.456%(c)	03/20/39	112	3,679
Series 2010-42, Class BS, IO, 1 Month LIBOR x (1.000) + 6.480% (Cap 6.480%, Floor 0.000%)
4.436%(c)	04/20/40	155	31,140
Series 2010-76, Class CS, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
4.506%(c)	06/20/40	2,635	605,695
Series 2010-85, Class HS, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
4.606%(c)	01/20/40	208	18,272
Series 2010-H11, Class FA, 1 Month LIBOR + 1.000% (Cap 11.000%, Floor 1.000%)
3.140%(c)	06/20/60	5,462	5,541,330
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
2.579%(c)	08/20/58	559	557,616
Series 2012-124, Class AS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
4.173%(c)	10/16/42	1,560	331,564
Series 2012-34, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
4.006%(c)	03/20/42	2,070	403,725
Series 2012-43, Class SN, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
4.573%(c)	04/16/42	1,050	218,756
Series 2012-66, Class CI, IO
3.500%	02/20/38	1,321	63,577
Series 2012-98, Class SA, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.073%(c)	08/16/42	953	187,174
Series 2013-69, Class AI, IO
3.500%	05/20/43	1,250	218,600
Series 2014-05, Class SP, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
4.123%(c)	06/16/43	1,438	165,808

A20

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-37, Class QA
2.750%	03/20/48	1,325	$ 1,346,198
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
2.529%(c)	02/20/68	1,102	1,096,871
Series 2018-H07, Class FD, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
2.529%(c)	05/20/68	1,831	1,821,856
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
2.529%(c)	05/20/68	842	836,948
Series 2018-H13, Class FC, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
2.529%(c)	07/20/68	1,259	1,251,391
Series 2018-H17, Class FG, 12 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
3.250%(c)	10/20/68	7,128	7,055,201
Series 2019-90, Class AB
3.000%	07/20/49	4,977	5,071,507
GreenPoint Mortgage Funding Trust,
Series 2005-AR04, Class G41B, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
2.218%(c)	10/25/45	157	141,207
Series 2006-AR03, Class 3A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
2.248%(c)	04/25/36	95	126,339
GSR Mortgage Loan Trust,
Series 2005-08F, Class 2A1
5.500%	11/25/35	185	187,362
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760% (Cap 10.500%, Floor 0.380%)
2.817%(c)	01/19/35	130	119,770
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200% (Cap 10.500%, Floor 0.200%)
2.218%(c)	10/25/36	727	690,622
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A4
4.576%(cc)	08/25/35	409	416,163
Series 2005-S03, Class 1A1
6.500%	01/25/36	1,850	1,437,580
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	16,530	16,815,290
MASTR Alternative Loan Trust,
Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450% (Cap 8.000%, Floor 0.450%)
2.468%(c)	09/25/34	578	563,988
Merrill Lynch Mortgage Investors Trust Series MLCC,
Series 2006-01, Class 2A1
4.246%(cc)	02/25/36	167	169,045
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 2A
4.413%(cc)	07/25/34	284	282,803
Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700% (Cap 5.750%, Floor 0.700%)
2.718%(c)	12/25/35	960	703,404
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
NAAC Reperforming Loan REMIC Trust Certificates,
Series 2004-R03, Class A1, 144A
6.500%	02/25/35	1,621	$ 1,657,972
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	8,957	9,334,547
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	9,802	10,199,626
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 0.570%)
3.088%(c)	02/25/35	4,143	4,186,639
Series 2006-AF01, Class 2A
4.647%(cc)	06/25/36	695	620,638
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
4.890%(c)	05/27/23	14,727	14,777,567
RAMP Trust,
Series 2005-SL01, Class A7
8.000%	05/25/32	91	71,293
RBSGC Mortgage Loan Trust,
Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
2.468%(c)	01/25/37	624	330,516
Residential Asset Securitization Trust,
Series 2007-A07, Class A3
6.000%	07/25/37	1,790	1,108,263
SACO I Trust,
Series 2007-VA01, Class A, 144A
8.923%(cc)	06/25/21	236	224,954
Seasoned Credit Risk Transfer Trust,
Series 2017-02, Class M1, 144A
4.000%(cc)	08/25/56	8,495	8,532,236
Series 2017-02, Class M2, 144A
4.000%(cc)	08/25/56	12,160	11,956,748
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	8,140	8,195,608
Sequoia Mortgage Trust,
Series 2012-04, Class A3
2.069%(cc)	09/25/42	694	687,070
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2
0.490%(cc)	09/25/34	284	272,457
Wachovia Mortgage Loan Trust LLC,
Series 2005-A, Class 1A1
4.533%(cc)	08/20/35	45	41,619
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR09, Class 1A7
4.319%(cc)	09/25/33	123	128,341
Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490% (Cap 10.500%, Floor 0.490%)
2.508%(c)	10/25/45	2,370	2,367,668

A21

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR04, Class 2A1
5.220%(cc)	04/25/36		43	$ 42,292

Total Residential Mortgage-Backed Securities (cost $269,527,237)				278,416,321
Sovereign Bonds — 7.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22		3,560	3,595,600
3.125%	09/30/49		10,460	10,133,125
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7 Day Repo Reference Rate + 0.000%
79.499%(c)	06/21/20	ARS	11,220	83,991
Argentine Bonos del Tesoro (Argentina),
Unsec’d. Notes
18.200%	10/03/21	ARS	105,350	451,303
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	01/11/48		8,090	3,397,881
7.125%	07/06/36		5,650	2,401,307
Sr. Unsec’d. Notes, Series NY
3.750%(cc)	12/31/38		9,380	3,681,744
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		800	901,000
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.717%	01/25/27		2,100	2,202,396
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/21	BRL	79,334	20,168,749
10.000%	01/01/23	BRL	27,638	7,384,838
10.000%	01/01/27	BRL	5,694	1,605,075
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		670	669,163
4.625%	01/13/28(a)		2,340	2,486,273
5.000%	01/27/45		5,190	5,375,802
5.625%	01/07/41		3,850	4,307,226
5.625%	02/21/47(a)		8,140	9,106,706
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	12,500	1,785,012
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44		2,540	3,175,025
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		1,530	1,449,690
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28(a)		410	423,152
4.350%	01/11/48(a)		5,850	6,450,050
4.875%	05/05/21		1,067	1,105,392
5.875%	03/13/20		360	365,760
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		2,720	$ 3,318,815
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/25/22		270	278,369
3.850%	07/18/27		1,180	1,245,437
4.750%	07/18/47		400	457,030
5.125%	01/15/45		2,520	3,004,593
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		4,030	4,154,922
4.625%	04/15/43		720	803,887
5.125%	01/15/45		790	941,916
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		1,050	1,107,128
Sr. Unsec’d. Notes, 144A
7.250%	02/28/28		960	994,992
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		3,550	3,824,273
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	638,400	34,812,113
Sr. Unsec’d. Notes
8.500%	05/31/29	MXN	427,370	24,108,268
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	144,520	7,736,880
7.750%	11/13/42	MXN	329,844	17,484,869
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	02/10/48		520	555,755
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		1,070	1,229,173
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30(a)		1,660	1,697,350
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,140	1,152,175
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50(a)		2,100	3,076,521
6.550%	03/14/37(a)		150	219,189
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		1,520	532,000
7.875%	06/15/27		1,310	471,600
9.125%	03/16/24		160	58,320
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		3,460	3,831,950
4.817%	03/14/49		5,590	6,915,143
5.103%	04/23/48		925	1,181,688
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
4.000%	01/22/24		5,930	6,421,538
Russian Federal Bond (Russia),
Bonds, Series 6207
8.150%	02/03/27	RUB	458,000	7,602,214

A22

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 6211
7.000%	01/25/23	RUB	170,630	$ 2,664,175
Bonds, Series 6212
7.050%	01/19/28	RUB	849,212	13,271,695
Bonds, Series 6215
7.000%	08/16/23	RUB	465,330	7,275,162
Bonds, Series 6219
7.750%	09/16/26	RUB	79,640	1,293,077
Bonds, Series 6224
6.900%	05/23/29	RUB	438,840	6,766,547
Bonds, Series 6225
7.250%	05/10/34	RUB	43,690	680,258
Bonds, Series 6228
7.650%	04/10/30	RUB	831,870	13,468,072
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		970	1,132,475

Total Sovereign Bonds (cost $288,454,493)				278,475,829
U.S. Government Agency Obligations — 36.4%
Federal Home Loan Bank
1.892%(s)	01/23/20		17,610	17,506,835
Federal Home Loan Mortgage Corp.
3.000%	02/01/38		347	355,096
3.000%	04/01/38		264	270,480
3.000%	01/01/47		1,309	1,343,586
3.000%	01/01/47		1,757	1,808,751
3.000%	01/01/47		2,934	3,012,852
3.000%	01/01/47		6,776	6,973,713
3.000%	01/01/48		758	774,280
3.000%	01/01/48		4,764	4,868,411
3.000%	01/01/48		34,479	35,277,534
3.000%	09/01/48		186	191,606
3.000%	04/01/49		486	492,899
3.000%	06/01/49		199	202,032
3.000%	06/01/49		495	503,008
3.000%	06/01/49		791	802,558
3.000%	06/01/49		795	807,566
3.000%	06/01/49		982	996,900
3.000%	06/01/49		1,561	1,588,221
3.000%	06/01/49		1,663	1,692,143
3.000%	07/01/49		890	903,996
3.000%	07/01/49		1,184	1,209,792
3.000%	07/01/49		35,912	36,459,622
3.000%	08/01/49		196	199,082
3.000%	08/01/49		199	202,617
3.000%	08/01/49		1,692	1,718,223
3.000%	08/01/49		18,386	18,673,567
3.000%	09/01/49		100	102,180
3.000%	09/01/49		499	510,012
3.000%	09/01/49		999	1,015,235
3.000%	09/01/49		1,497	1,529,713
3.000%	09/01/49		1,800	1,835,201
3.000%	09/01/49		2,197	2,233,196
3.000%	09/01/49		2,497	2,554,825
3.000%	09/01/49		4,032	4,116,388
3.000%	09/01/49		4,974	5,116,571
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	10/01/49	6,700	$ 6,846,030
3.000%	10/01/49	6,900	7,058,914
3.000%	10/01/49	8,307	8,474,013
3.500%	10/01/42	2,143	2,247,589
3.500%	11/01/42	39	41,373
3.500%	03/01/43	2,406	2,522,610
3.500%	02/01/44	913	957,440
3.500%	06/01/46	69	72,214
3.500%	06/01/47	80	83,459
3.500%	07/01/47	773	813,286
3.500%	09/01/47	18,775	19,423,499
3.500%	11/01/47	367	379,937
3.500%	11/01/47	670	693,559
3.500%	12/01/47	986	1,037,131
3.500%	12/01/47	1,637	1,690,190
3.500%	01/01/48	25	26,104
3.500%	01/01/48	367	379,786
3.500%	01/01/48	729	752,547
3.500%	01/01/48	978	1,009,555
3.500%	02/01/48	171	177,380
3.500%	02/01/48	631	650,837
3.500%	04/01/48	458	472,314
3.500%	05/01/48	308	317,511
3.500%	05/01/48	911	938,693
3.500%	06/01/48	269	280,511
3.500%	07/01/48	5,710	5,865,099
3.500%	08/01/48	146	150,469
3.500%	08/01/48	2,778	2,859,112
3.500%	11/01/48	1,519	1,558,734
3.500%	12/01/48	156	160,547
3.500%	12/01/48	15,126	15,605,813
3.500%	03/01/49	1,456	1,498,599
3.500%	03/01/49	3,166	3,285,872
4.000%	03/01/42	1,343	1,435,474
4.000%	10/01/42	3,136	3,339,016
4.000%	04/01/43	1,276	1,359,374
4.000%	05/01/43	96	103,803
4.000%	06/01/43	92	98,085
4.000%	06/01/43	92	99,564
4.000%	06/01/43	100	107,407
4.000%	06/01/43	120	130,333
4.000%	06/01/43	133	141,895
4.000%	07/01/43	527	571,434
4.000%	07/01/43	535	575,688
4.000%	08/01/43	674	717,412
4.000%	03/01/44	1,484	1,572,762
4.000%	07/01/44	467	494,319
4.000%	02/01/45	893	942,913
4.000%	05/01/45	261	275,772
4.000%	01/01/46	1,502	1,584,468
4.000%	03/01/46	1,358	1,432,017
4.000%	05/01/46	1,643	1,730,502
4.000%	07/01/46	1,326	1,382,361
4.000%	07/01/47	5,250	5,505,755
4.000%	08/01/47	13,567	14,225,711
4.000%	12/01/47	162	170,661
4.000%	04/01/48	862	896,091
4.000%	05/01/48	4,592	4,795,019

A23

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/48	9,433	$ 9,825,008
4.000%	09/01/48	12,258	12,712,066
4.000%	11/01/48	10,400	10,821,113
4.000%	05/01/49	9,065	9,395,808
4.500%	09/01/23	98	103,075
4.500%	08/01/24	90	95,071
4.500%	12/01/43	1,767	1,908,513
4.500%	03/01/44	1,694	1,829,687
4.500%	04/01/44	141	149,551
4.500%	04/01/44	613	654,556
4.500%	04/01/44	664	724,300
4.500%	04/01/44	708	762,003
4.500%	04/01/44	767	823,647
4.500%	04/01/44	769	829,010
4.500%	04/01/44	1,028	1,129,616
4.500%	04/01/44	1,111	1,231,033
4.500%	04/01/44	4,353	4,783,026
4.500%	09/01/46	528	561,891
4.500%	02/01/47	150	158,933
4.500%	03/01/47	126	133,796
4.500%	05/01/47	365	386,146
5.000%	09/01/20	193	198,645
5.000%	05/01/23	176	181,572
5.000%	07/01/25	72	77,550
5.000%	06/01/26	770	796,192
5.000%	05/01/36	30	32,692
5.000%	03/01/38	375	414,448
5.000%	06/01/41	231	255,210
5.000%	05/01/48	678	727,352
5.000%	06/01/48	43	48,917
5.000%	10/01/48	458	490,908
5.000%	10/01/48	1,753	1,880,885
5.000%	11/01/48	1,758	1,882,964
5.000%	01/01/49	7,290	7,798,825
5.500%	12/01/38	276	312,471
5.500%	12/01/38	665	749,942
6.500%	09/01/39	246	284,529
6.500%	09/01/39	654	743,227
7.000%	03/01/39	233	267,267
Federal National Mortgage Assoc.
2.500%	01/01/28	1,022	1,035,834
2.500%	02/01/28	473	480,056
2.500%	10/01/42	1,414	1,411,869
2.710%	09/01/31^	500	519,674
2.740%	08/01/29	1,300	1,358,443
2.765%	08/01/31	200	208,448
2.765%	08/01/31	543	565,936
2.765%	08/01/31	700	729,568
2.765%	08/01/31	900	938,016
2.765%	08/01/31	1,100	1,146,464
2.770%	08/01/31	2,300	2,398,298
2.790%	08/01/29	4,700	4,937,991
2.800%	08/01/31	800	836,661
2.810%	08/01/31	1,900	1,989,340
2.840%	08/01/31	500	528,877
2.840%	08/01/31	800	845,422
2.850%	08/01/31	1,730	1,818,010
2.850%	08/01/31	9,025	9,484,127
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.860%	08/01/31	1,900	$ 2,011,796
2.870%	07/01/31	400	424,022
2.870%	08/01/31	1,000	1,060,257
2.915%	08/01/31	2,600	2,740,795
2.920%	08/01/31	100	105,568
2.925%	08/01/31	2,198	2,319,149
2.930%	08/01/31	3,150	3,319,715
3.000%	TBA	43,400	44,362,937
3.000%	TBA	67,200	68,208,000
3.000%	12/01/37	338	347,464
3.000%	09/01/42	3,756	3,872,665
3.000%	09/01/42	7,898	8,143,298
3.000%	12/01/42	48	49,848
3.000%	12/01/42	59	60,660
3.000%	01/01/43	25	25,560
3.000%	01/01/43	50	51,334
3.000%	01/01/43	96	99,323
3.000%	01/01/43	168	173,159
3.000%	01/01/43	265	272,975
3.000%	01/01/43	663	683,282
3.000%	01/01/43	841	866,478
3.000%	02/01/43	109	111,817
3.000%	07/01/46	4,411	4,526,033
3.000%	08/01/46	75	77,067
3.000%	09/01/46	77	78,487
3.000%	09/01/46	149	153,290
3.000%	10/01/46	78	79,413
3.000%	11/01/46	7,638	7,821,418
3.000%	12/01/46	2,764	2,843,276
3.000%	01/01/47	1,750	1,795,838
3.000%	01/01/47	5,522	5,666,144
3.000%	02/01/47	6,325	6,506,130
3.000%	09/01/47	9,797	10,053,046
3.000%	06/01/49	99	100,860
3.000%	06/01/49	100	101,079
3.000%	06/01/49	889	902,295
3.000%	07/01/49	99	100,370
3.000%	07/01/49	99	101,252
3.000%	07/01/49	100	101,227
3.000%	07/01/49	14,982	15,345,514
3.000%	08/01/49	100	103,292
3.000%	08/01/49	195	198,421
3.000%	08/01/49	299	304,309
3.000%	08/01/49	599	617,530
3.000%	08/01/49	1,191	1,208,655
3.000%	08/01/49	1,290	1,311,425
3.000%	09/01/49	100	101,525
3.000%	09/01/49	399	405,458
3.000%	09/01/49	400	406,540
3.000%	09/01/49	500	510,359
3.000%	09/01/49	998	1,023,540
3.000%	09/01/49	1,599	1,633,405
3.000%	09/01/49	2,093	2,141,619
3.000%	09/01/49	2,295	2,345,035
3.000%	10/01/49	1,300	1,323,817
3.040%	06/01/29	1,000	1,072,179
3.070%	01/01/29	760	812,036
3.090%	05/01/29	1,700	1,829,380

A24

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.160%	05/01/29	1,155	$ 1,243,102
3.190%	05/01/29	597	642,954
3.240%	05/01/29	600	650,358
3.240%	05/01/29	2,100	2,280,821
3.260%	05/01/29	820	890,676
3.260%	05/01/29	1,144	1,237,406
3.300%	04/01/29	600	654,500
3.310%	05/01/31	500	546,946
3.350%	05/01/29	430	470,484
3.500%	TBA	11,700	12,100,359
3.500%	09/01/42	1,225	1,283,390
3.500%	12/01/42	541	567,618
3.500%	01/01/43	5,952	6,228,578
3.500%	03/01/43	3,849	4,051,542
3.500%	04/01/43	2,652	2,785,569
3.500%	04/01/43	2,698	2,859,035
3.500%	06/01/43	2,889	3,060,362
3.500%	06/01/43	2,921	3,094,971
3.500%	07/01/43	4,005	4,243,848
3.500%	02/01/45	563	591,405
3.500%	12/01/45	1,031	1,078,634
3.500%	12/01/45	6,748	6,986,193
3.500%	01/01/46	1,026	1,073,385
3.500%	01/01/46	1,031	1,085,219
3.500%	12/01/46	5,084	5,339,992
3.500%	01/01/47	21	22,138
3.500%	02/01/47	50	52,183
3.500%	03/01/47	52	53,572
3.500%	05/01/47	293	303,366
3.500%	05/01/47	937	969,413
3.500%	06/01/47	251	259,189
3.500%	07/01/47	690	713,019
3.500%	08/01/47	31	32,448
3.500%	09/01/47	62	64,183
3.500%	09/01/47	324	334,858
3.500%	11/01/47	3,924	4,126,117
3.500%	12/01/47	590	611,443
3.500%	12/01/47	3,192	3,301,777
3.500%	01/01/48	855	879,996
3.500%	01/01/48	1,228	1,267,338
3.500%	02/01/48	394	407,047
3.500%	02/01/48	1,431	1,476,325
3.500%	02/01/48	20,101	20,772,047
3.500%	03/01/48	40	41,068
3.500%	03/01/48	477	491,936
3.500%	04/01/48	358	369,974
3.500%	04/01/48	542	556,746
3.500%	06/01/48	11,858	12,228,639
3.500%	07/01/48	11,325	11,754,456
3.500%	12/01/48	1,354	1,392,381
3.500%	02/01/49	656	685,063
3.500%	04/01/49	33,360	34,412,691
3.500%	05/01/49	3,243	3,345,041
3.500%	05/01/49	4,011	4,161,834
3.500%	06/01/49	587	605,762
3.500%	06/01/49	2,170	2,238,559
3.500%	06/01/49	2,280	2,372,181
3.500%	06/01/49	26,263	26,988,152
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/57	15,391	$ 16,200,313
3.640%	11/01/28	900	996,846
4.000%	TBA	1,600	1,660,188
4.000%	10/01/40	2,652	2,832,363
4.000%	01/01/42	3,643	3,892,544
4.000%	04/01/42	170	182,298
4.000%	07/01/42	2,357	2,518,427
4.000%	10/01/42	1,462	1,554,719
4.000%	11/01/42	2,788	2,967,481
4.000%	12/01/42	128	138,781
4.000%	12/01/42	223	241,010
4.000%	12/01/42	1,084	1,158,716
4.000%	04/01/43	199	213,834
4.000%	06/01/43	48	51,542
4.000%	06/01/43	56	59,764
4.000%	06/01/43	78	81,749
4.000%	06/01/43	89	96,108
4.000%	06/01/43	105	112,657
4.000%	06/01/43	143	153,707
4.000%	06/01/43	146	155,817
4.000%	06/01/43	178	191,391
4.000%	06/01/43	220	238,402
4.000%	06/01/43	221	235,969
4.000%	06/01/43	238	255,970
4.000%	06/01/43	256	273,793
4.000%	06/01/43	469	504,576
4.000%	06/01/43	579	617,908
4.000%	06/01/43	6,845	7,312,014
4.000%	07/01/43	54	57,912
4.000%	07/01/43	490	522,782
4.000%	07/01/43	709	763,307
4.000%	07/01/43	844	901,154
4.000%	01/01/45	1,627	1,736,888
4.000%	02/01/45	3,274	3,546,709
4.000%	04/01/47	5,704	6,020,587
4.000%	05/01/47	1,193	1,259,529
4.000%	08/01/47	10,827	11,341,476
4.000%	09/01/47	15,013	15,722,976
4.000%	11/01/48	16,624	17,281,324
4.000%	06/01/49	99	102,983
4.000%	02/01/56	11,238	11,936,741
4.000%	06/01/57	1,366	1,450,243
4.500%	TBA	17,800	18,742,593
4.500%	04/01/31	388	417,214
4.500%	05/01/31	1,242	1,334,709
4.500%	06/01/31	419	450,447
4.500%	11/01/31	524	563,609
4.500%	12/01/31	130	139,901
4.500%	12/01/31	623	670,662
4.500%	12/01/39	4	4,640
4.500%	09/01/41	523	566,574
4.500%	10/01/41	228	247,111
4.500%	10/01/41	347	372,060
4.500%	10/01/41	648	702,590
4.500%	09/01/42	77	83,039
4.500%	09/01/43	66	72,007
4.500%	09/01/43	110	119,704
4.500%	09/01/43	791	853,331

A25

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	10/01/43	6	$ 6,277
4.500%	10/01/43	35	37,185
4.500%	10/01/43	89	95,164
4.500%	10/01/43	138	149,693
4.500%	10/01/43	562	606,649
4.500%	10/01/43	705	761,254
4.500%	11/01/43	85	90,480
4.500%	11/01/43	259	280,603
4.500%	11/01/43	497	535,771
4.500%	12/01/43	9	9,061
4.500%	12/01/43	407	440,102
4.500%	12/01/43	573	618,686
4.500%	01/01/44	308	331,221
4.500%	01/01/44	390	428,773
4.500%	01/01/44	391	421,693
4.500%	01/01/44	393	431,915
4.500%	01/01/44	2,344	2,575,065
4.500%	02/01/44	55	58,988
4.500%	02/01/44	100	105,819
4.500%	02/01/44	223	240,041
4.500%	02/01/44	237	255,637
4.500%	02/01/44	723	794,403
4.500%	02/01/44	1,347	1,479,512
4.500%	03/01/44	131	141,671
4.500%	03/01/44	370	398,466
4.500%	04/01/44	23	24,475
4.500%	04/01/44	23	24,632
4.500%	04/01/44	79	85,284
4.500%	04/01/44	317	342,663
4.500%	04/01/44	401	437,449
4.500%	04/01/44	654	718,492
4.500%	04/01/44	810	874,633
4.500%	04/01/44	973	1,077,714
4.500%	05/01/44	41	43,895
4.500%	05/01/44	151	162,575
4.500%	05/01/44	152	162,357
4.500%	05/01/44	1,098	1,178,881
4.500%	05/01/44	2,828	3,040,848
4.500%	06/01/44	132	142,433
4.500%	08/01/44	47	49,789
4.500%	10/01/44	4,240	4,592,862
4.500%	01/01/45	208	230,035
4.500%	07/01/48	4,038	4,314,549
4.500%	04/01/49	2,500	2,638,216
4.500%	04/01/56	3,004	3,254,604
4.500%	09/01/57	4,645	5,030,777
5.000%	TBA	6,300	6,747,399
5.000%	07/01/33	175	193,570
5.000%	09/01/33	204	225,325
5.000%	10/01/35	592	653,620
5.000%	08/01/38	2,889	3,189,779
5.000%	01/01/39	14	15,281
5.000%	12/01/39	14	15,530
5.000%	05/01/40	23	25,216
5.000%	05/01/40	33	35,589
5.000%	06/01/40	90	97,286
5.000%	07/01/40	30	33,161
5.000%	11/01/40	930	1,027,156
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/01/41	118	$ 129,892
5.000%	02/01/41	45	48,021
5.000%	04/01/41	141	154,869
5.000%	05/01/41	188	207,005
5.000%	05/01/41	260	287,329
5.000%	05/01/41	285	314,184
5.000%	05/01/41	409	450,185
5.000%	05/01/41	1,359	1,498,594
5.000%	06/01/41	195	214,624
5.000%	11/01/46	5,730	6,194,484
5.000%	05/01/48	1,048	1,122,813
5.000%	10/01/48	7,940	8,505,368
5.000%	11/01/48	2,904	3,118,284
5.000%	11/01/48	10,253	11,000,173
5.500%	11/01/28	31	33,664
5.500%	09/01/36	680	769,017
5.500%	03/01/37	11	12,853
5.500%	04/01/37	5	5,118
5.500%	05/01/37	327	367,469
5.500%	03/01/38	17	19,459
5.500%	06/01/38	232	250,262
5.500%	08/01/38	422	475,311
5.500%	05/01/40	28	31,503
5.500%	09/01/56	4,765	5,226,396
6.000%	04/01/33	109	125,638
6.000%	02/01/34	18	21,217
6.000%	11/01/35	212	243,424
6.000%	08/01/37	22	25,851
6.000%	08/01/37	433	497,954
6.000%	09/01/37	87	99,223
6.500%	05/01/40	3,999	4,605,898
6.625%	11/15/30	13,100	19,184,488
7.000%	04/01/37	233	278,950
7.000%	02/01/39	523	608,943
7.000%	02/01/39	884	1,026,809
Government National Mortgage Assoc.
3.000%	TBA	67,100	68,853,512
3.000%	09/15/42	1,943	2,008,540
3.000%	09/15/42	2,873	2,956,695
3.000%	10/15/42	3,610	3,715,223
3.000%	10/15/42	6,146	6,325,041
3.000%	11/15/42	4	3,620
3.000%	11/15/42	3,175	3,267,680
3.000%	09/20/47	175	180,301
3.000%	11/20/47	277	285,076
3.000%	12/20/47	2,510	2,579,247
3.000%	02/20/48	35	36,254
3.500%	TBA	66,700	69,098,334
3.500%	06/20/44	500	525,266
3.500%	03/20/45	441	461,699
3.500%	09/20/46	1,807	1,882,928
3.500%	10/20/47	2,484	2,599,930
3.500%	10/20/47	3,183	3,314,824
3.500%	11/20/47	494	513,350
3.500%	02/20/48	7,922	8,211,945
3.500%	06/15/48	1,195	1,256,072
3.500%	02/20/49	4,365	4,523,572
3.500%	09/20/49	19,400	20,128,676

A26

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	TBA	1,800	$ 1,871,895
4.000%	04/20/39	13	13,436
4.000%	06/20/47	3,858	4,040,095
4.000%	09/20/47	10,606	11,079,033
4.000%	11/20/47	4,489	4,687,002
4.000%	12/20/47	1,941	2,025,424
4.000%	02/20/48	1,603	1,670,393
4.000%	03/20/48	2,451	2,562,609
4.000%	04/20/48	2,627	2,732,271
4.000%	05/20/48	1,599	1,662,476
4.000%	07/20/48	3,331	3,466,960
4.000%	08/20/48	1,436	1,495,839
4.000%	09/20/48	140	145,749
4.000%	05/20/49	2,469	2,571,083
4.500%	TBA	600	626,992
4.500%	01/20/40	695	757,171
4.500%	05/20/40	888	970,897
4.500%	09/20/40	15	15,997
4.500%	01/20/41	149	163,470
4.500%	07/20/41	1,019	1,113,707
4.500%	06/20/48	4,000	4,195,026
4.500%	07/20/48	1,782	1,875,484
4.500%	09/20/48	779	806,767
4.500%	09/20/48	1,031	1,068,347
4.500%	09/20/48	1,330	1,397,746
4.500%	01/20/49	7,387	7,726,599
4.500%	03/20/49	7,304	7,640,269
5.000%	04/15/40	4,943	5,354,474
5.000%	05/15/40	268	300,963
5.000%	07/20/40	70	77,067
5.000%	07/20/40	663	733,608
5.000%	09/20/40	386	426,636
5.000%	11/20/40	287	317,086
5.000%	10/20/47	1,425	1,530,697
5.000%	01/20/49	2,651	2,798,455
5.500%	06/15/36	568	644,955
6.000%	08/20/40	44	48,179
6.000%	01/20/41	25	28,802
6.000%	04/20/41	3	3,678
6.000%	06/20/41	104	119,035
6.000%	07/20/41	57	65,645
6.000%	12/20/41	31	36,170
6.000%	02/20/42	33	37,502
6.500%	10/20/37	495	576,118
Government National Mortgage Assoc., 1 Month LIBOR + 1.681% (Cap 11.933%, Floor 1.681%)
4.066%(c)	11/20/60	2,533	2,622,650
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.053%, Floor 1.735%)
4.133%(c)	07/20/60	2,712	2,834,003
Government National Mortgage Assoc., 1 Month LIBOR + 1.790% (Cap 12.083%, Floor 1.790%)
4.188%(c)	09/20/60	3,214	3,359,543
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.646%, Floor 2.400%)
4.798%(c)	04/20/60	3,889	4,079,887

Total U.S. Government Agency Obligations (cost $1,348,383,353)			1,371,736,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.6%
U.S. Treasury Bonds
2.250%	08/15/49	15,940	$ 16,393,916
2.750%	08/15/47	730	826,269
2.875%	05/15/49	390	454,853
3.125%	05/15/48	18,180	22,097,222
3.625%	02/15/44	18,420	23,812,167
3.750%	11/15/43	16,700	21,966,371
U.S. Treasury Inflation Indexed Bonds, TIPS
1.000%	02/15/46	8,792	9,730,566
1.000%	02/15/49	33,452	37,539,291
1.375%	02/15/44	16,997	20,240,841
2.125%	02/15/40	4,641	6,141,187
2.125%	02/15/41	2,776	3,706,819
U.S. Treasury Notes
1.625%	09/30/26	7,470	7,471,751
1.625%	08/15/29	420	418,064
2.125%	05/15/22	540	547,066

Total U.S. Treasury Obligations (cost $159,971,839)			171,346,383

Total Long-Term Investments (cost $3,680,346,301)			3,796,110,418

	Shares
Short-Term Investments — 7.5%
Affiliated Mutual Funds — 6.9%
PGIM Core Ultra Short Bond Fund(w)	177,376,524	177,376,524
PGIM Institutional Money Market Fund (cost $83,397,525; includes $83,247,072 of cash collateral for securities on loan)(b)(w)	83,381,891	83,390,229

Total Affiliated Mutual Funds (cost $260,774,049)		260,766,753

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.5%
Federal National Mortgage Assoc.
2.589%	10/09/19	18,560	18,550,314
(cost $18,549,629)
Options Purchased*~ — 0.1%
(cost $2,327,651)				2,687,951

Total Short-Term Investments (cost $281,651,329)				282,005,018

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—108.3% (cost $3,961,997,630)				4,078,115,436

A27

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Written*~ — (0.1)%
(premiums received $3,652,600)	$ (3,094,560)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—108.2% (cost $3,958,345,030)	4,075,020,876

Liabilities in excess of other assets(z) — (8.2)%	(308,286,113)

Net Assets — 100.0%	$ 3,766,734,763

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CDX	Credit Derivative Index
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RUB	Russian Ruble
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,110,410 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $81,575,966; cash collateral of $83,247,072 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A28

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Unfunded loan commitment outstanding at September 30, 2019:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Allied Universal Holdco LLC, Delayed Draw Term Loan, 6.507%, Maturity Date 7/10/2026 (cost $105,416)	105	$105,471	$55	$—
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/04/19	$119.25	82	82	$ 15,375
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.25	27	27	10,125
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.00	68	68	33,469
10 Year U.S. Treasury Notes Futures	Call	10/04/19	$130.25	80	80	32,500
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.25	46	46	33,063
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$137.25	91	91	—
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$129.50	104	104	120,250
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$129.00	182	182	278,688
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.00	202	202	170,438
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$158.00	8	8	37,000
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$161.00	13	13	30,875
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$162.50	13	13	20,109
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$162.00	50	50	89,844
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$183.00	907	907	—
Australian Dollar Currency	Call	10/04/19	69.00	18	18	180
Australian Dollar Currency	Call	10/04/19	68.50	77	77	2,695
Australian Dollar Currency	Call	11/08/19	68.50	18	18	5,580
Australian Dollar Currency	Call	11/08/19	68.00	54	54	26,460
Australian Dollar Currency	Call	12/06/19	68.00	18	18	12,600
Canadian Dollar Futures	Call	10/04/19	75.50	18	18	4,500
Canadian Dollar Futures	Call	10/04/19	76.50	33	33	165
Canadian Dollar Futures	Call	10/04/19	76.00	102	102	5,100
Canadian Dollar Futures	Call	11/08/19	75.00	18	18	16,380
Canadian Dollar Futures	Call	11/08/19	76.00	68	68	24,480
Euro Futures	Call	10/04/19	1.13	18	2,250	113
Euro Futures	Call	10/04/19	1.12	27	3,375	506
Euro Futures	Call	10/04/19	1.10	36	4,500	6,300
Euro Futures	Call	11/08/19	1.12	18	2,250	7,425
Euro Futures	Call	11/08/19	1.10	18	2,250	14,850
Euro Futures	Call	11/08/19	1.11	19	2,375	11,163
Euro Futures	Call	12/06/19	1.11	36	4,500	24,300
2 Year U.S. Treasury Notes Futures	Put	10/25/19	$106.63	572	1,144	—
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$119.00	68	68	23,375
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$115.75	1,616	1,616	12,626
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$116.00	1,616	1,616	25,250
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$115.50	4,588	4,588	35,846
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$113.00	9,402	9,402	—
10 Year Euro-Bund Futures	Put	10/25/19	173.00	58	EUR 58	22,126
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$130.00	2	2	1,063
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$129.00	12	12	2,625
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$130.25	27	27	17,719
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$159.00	26	26	12,594
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$160.00	52	52	38,188
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$164.00	52	52	137,313
Australian Dollar Currency	Put	11/08/19	67.50	38	38	21,660
Euro Futures	Put	11/08/19	1.11	19	2,375	24,463
A29

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Japanese Yen Currency	Put	10/04/19	94.00	18	23	$ 23,850
Total Exchange Traded (cost $1,737,007)						$1,433,231

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs EUR	Call	Citibank, N.A.	10/21/19	1.13	—	35,070	$1,184,291
Currency Option USD vs AUD	Put	Citibank, N.A.	12/05/19	0.70	—	38,250	70,429
Total OTC Traded (cost $590,644)							$1,254,720
Total Options Purchased (cost $2,327,651)							$2,687,951
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	10/25/19	$119.50	433		433	$ (118,399)
5 Year U.S. Treasury Notes Futures	Call	11/22/19	$119.50	162		162	(72,141)
10 Year Euro-Bund Futures	Call	10/25/19	176.00	34	EUR	34	(7,412)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$131.25	40		40	(13,125)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$132.50	59		59	(6,453)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.75	80		80	(40,000)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$131.50	143		143	(37,984)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$131.00	239		239	(97,094)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$132.00	308		308	(52,938)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$130.50	341		341	(202,469)
10 Year U.S. Treasury Notes Futures	Call	10/25/19	$133.00	370		370	(28,906)
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$131.50	58		58	(31,719)
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$132.00	158		158	(64,188)
10 Year U.S. Treasury Notes Futures	Call	11/22/19	$131.00	182		182	(127,969)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$163.00	22		22	(29,219)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$160.00	52		52	(158,438)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$164.00	70		70	(66,719)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$167.00	105		105	(34,453)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$170.00	109		109	(11,922)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$168.00	119		119	(26,031)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$166.00	157		157	(73,594)
20 Year U.S. Treasury Bonds Futures	Call	10/25/19	$165.00	175		175	(120,313)
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$162.00	26		26	(64,188)
20 Year U.S. Treasury Bonds Futures	Call	11/22/19	$164.00	40		40	(64,375)
Australian Dollar Currency	Call	11/08/19	70.00	36		36	(2,520)
Euro Futures	Call	10/04/19	1.11	39		4,875	(731)
5 Year U.S. Treasury Notes Futures	Put	10/25/19	$119.50	136		136	(85,000)
10 Year Euro-Bund Futures	Put	10/25/19	174.00	10	EUR	10	(7,412)
10 Year Euro-Bund Futures	Put	10/25/19	172.00	82	EUR	82	(14,300)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$131.00	117		117	(127,969)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$130.50	177		177	(138,281)
10 Year U.S. Treasury Notes Futures	Put	10/25/19	$129.50	294		294	(101,063)
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$129.00	215		215	(97,422)
10 Year U.S. Treasury Notes Futures	Put	11/22/19	$130.00	448		448	(371,000)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$163.00	44		44	(88,688)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$162.00	65		65	(96,484)
20 Year U.S. Treasury Bonds Futures	Put	10/25/19	$161.00	122		122	(129,625)
A30

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Euro Futures	Put	11/08/19	1.12	37	4,625	$ (78,625)
Total Exchange Traded (premiums received $3,426,148)						$(2,889,169)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 12/11/29	Call	Bank of America, N.A.	12/09/19	1.35%	3 Month LIBOR(Q)	1.35%(S)	14,560	$ (82,358)
10- Year Interest Rate Swap, 12/11/29	Call	Bank of America, N.A.	12/09/19	1.35%	3 Month LIBOR(Q)	1.35%(S)	8,430	(47,684)
10- Year Interest Rate Swap, 12/11/29	Put	Bank of America, N.A.	12/09/19	1.85%	1.85%(S)	3 Month LIBOR(Q)	14,560	(47,720)
10- Year Interest Rate Swap, 12/11/29	Put	Bank of America, N.A.	12/09/19	1.85%	1.85%(S)	3 Month LIBOR(Q)	8,430	(27,629)
Total OTC Swaptions (premiums received $226,452)								$ (205,391)
Total Options Written (premiums received $3,652,600)								$(3,094,560)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
722	90 Day Euro Dollar	Dec. 2019	$ 176,962,200	$ (132,262)
56	90 Day Euro Dollar	Mar. 2020	13,766,200	88,900
1,281	90 Day Euro Dollar	Jun. 2020	315,270,112	2,038,888
610	90 Day Euro Dollar	Mar. 2021	150,372,625	1,519,225
1,777	2 Year U.S. Treasury Notes	Dec. 2019	382,943,500	(1,219,799)
40	5 Year Euro-Bobl	Dec. 2019	5,914,090	(30,083)
17,427	5 Year U.S. Treasury Notes	Dec. 2019	2,076,399,829	(10,601,373)
4,105	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	787,775,156	(13,728,508)
354	Australian Dollar Currency	Dec. 2019	23,958,720	(372,055)
331	British Pound Currency	Dec. 2019	25,511,825	(126,119)
902	Canadian Dollar Currency	Dec. 2019	68,218,260	(460,020)
1,037	Euro Currency	Dec. 2019	142,101,406	(2,078,408)
806	Euro-BTP Italian Government Bond	Dec. 2019	128,120,854	1,210,121
1,909	Mexican Peso	Dec. 2019	47,782,270	(435,062)
349	Russian Ruble Currency	Dec. 2019	13,314,350	229,050
44	Swiss Franc Currency	Dec. 2019	5,545,100	(53,350)
				(24,150,855)
Short Positions:
1,942	30 Day Federal Funds	Nov. 2019	795,029,389	713,661
7	30 Day Federal Funds	Jan. 2020	2,870,667	(14,585)
1,416	90 Day Euro Dollar	Jun. 2021	349,132,500	(1,519,475)
44	10 Year Australian Treasury Bonds	Dec. 2019	34,733,591	(37,720)
3,135	10 Year Euro-Bund	Dec. 2019	595,413,202	5,988,654
71	10 Year Japanese Bond	Dec. 2019	101,793,480	(6,566)
338	10 Year U.K. Gilt	Dec. 2019	55,788,223	(280,951)
2,080	10 Year U.S. Treasury Notes	Dec. 2019	271,050,000	(1,504,828)
A31

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
149	10 Year U.S. Ultra Treasury Notes	Dec. 2019	$ 21,218,531	$ 230,135
752	20 Year U.S. Treasury Bonds	Dec. 2019	122,059,000	250,530
105	30 Year Euro Buxl	Dec. 2019	24,891,822	382,988
115	Euro-OAT	Dec. 2019	21,347,456	222,329
32	Japanese Yen Currency	Dec. 2019	3,719,200	14,800
				4,438,972
				$(19,711,883)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/17/19	Citibank, N.A.	BRL	212,320	$ 55,822,269	$ 51,033,677	$ —	$ (4,788,592)
Expiring 10/17/19	Citibank, N.A.	BRL	121,885	32,121,995	29,296,590	—	(2,825,405)
Expiring 10/17/19	Citibank, N.A.	BRL	105,340	27,728,350	25,319,742	—	(2,408,608)
Expiring 10/17/19	Citibank, N.A.	BRL	90,330	21,707,735	21,711,961	4,226	—
British Pound,
Expiring 10/17/19	Citibank, N.A.	GBP	7,523	9,398,492	9,256,837	—	(141,655)
Canadian Dollar,
Expiring 10/17/19	Barclays Bank PLC	CAD	69,221	52,821,028	52,262,964	—	(558,064)
Chinese Renminbi,
Expiring 10/17/19	Barclays Bank PLC	CNH	154,480	21,793,045	21,625,220	—	(167,825)
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	CNH	126,408	17,760,221	17,695,552	—	(64,669)
Euro,
Expiring 10/17/19	Citibank, N.A.	EUR	13,600	14,998,760	14,844,183	—	(154,577)
Expiring 10/17/19	Citibank, N.A.	EUR	6,261	7,073,020	6,833,781	—	(239,239)
Expiring 10/23/19	Citibank, N.A.	EUR	15,830	17,889,483	17,286,762	—	(602,721)
Indian Rupee,
Expiring 10/17/19	Barclays Bank PLC	INR	2,848,371	40,526,016	40,114,390	—	(411,626)
Expiring 01/17/20	Barclays Bank PLC	INR	2,484,064	34,675,475	34,628,000	—	(47,475)
Indonesian Rupiah,
Expiring 10/17/19	Barclays Bank PLC	IDR	936,403,140	65,204,592	65,837,014	632,422	—
Expiring 01/17/20	Barclays Bank PLC	IDR	816,637,176	56,703,040	56,845,639	142,599	—
Japanese Yen,
Expiring 10/17/19	Citibank, N.A.	JPY	251,000	2,369,758	2,324,303	—	(45,455)
Expiring 10/17/19	Citibank, N.A.	JPY	97,381	904,167	901,765	—	(2,402)
Mexican Peso,
Expiring 10/17/19	Barclays Bank PLC	MXN	684,035	34,592,978	34,555,284	—	(37,694)
Expiring 10/17/19	Citibank, N.A.	MXN	317,000	15,887,733	16,013,845	126,112	—
Expiring 10/17/19	Citibank, N.A.	MXN	75,000	3,788,682	3,788,764	82	—
Philippine Peso,
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	PHP	1,369,122	26,228,391	26,399,465	171,074	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	PHP	201,940	3,839,163	3,893,815	54,652	—
South African Rand,
Expiring 10/17/19	Barclays Bank PLC	ZAR	92,330	6,483,848	6,081,556	—	(402,292)
Expiring 01/17/20	Citibank, N.A.	ZAR	92,330	6,007,548	6,009,236	1,688	—
				$576,325,789	$564,560,345	1,132,855	(12,898,299)

A32

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/17/19	Citibank, N.A.	AUD	22,494	$ 15,622,073	$ 15,192,046	$ 430,027	$ —
Brazilian Real,
Expiring 10/17/19	Barclays Bank PLC	BRL	54,893	13,735,725	13,194,304	541,421	—
Expiring 10/17/19	Goldman Sachs Bank USA	BRL	112,597	28,407,815	27,064,101	1,343,714	—
British Pound,
Expiring 10/17/19	Barclays Bank PLC	GBP	2,919	3,668,844	3,591,960	76,884	—
Expiring 10/17/19	Barclays Bank PLC	GBP	2,632	3,207,561	3,238,409	—	(30,848)
Canadian Dollar,
Expiring 10/17/19	Barclays Bank PLC	CAD	22,446	16,870,957	16,946,820	—	(75,863)
Chinese Renminbi,
Expiring 10/17/19	Barclays Bank PLC	CNH	284,476	41,290,034	39,822,987	1,467,047	—
Expiring 10/17/19	Barclays Bank PLC	CNH	126,408	18,345,312	17,695,552	649,760	—
Expiring 01/17/20	Barclays Bank PLC	CNH	154,480	21,664,680	21,575,411	89,269	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	CNH	126,408	17,720,883	17,654,794	66,089	—
Colombian Peso,
Expiring 10/17/19	Citibank, N.A.	COP	1,797,410	554,243	516,077	38,166	—
Euro,
Expiring 10/17/19	Barclays Bank PLC	EUR	36,440	40,900,803	39,773,679	1,127,124	—
Expiring 10/17/19	BNP Paribas S.A.	EUR	4,980	5,577,824	5,435,590	142,234	—
Expiring 10/17/19	Citibank, N.A.	EUR	5,527	6,215,587	6,032,632	182,955	—
Expiring 10/17/19	Citibank, N.A.	EUR	5,500	6,212,430	6,003,162	209,268	—
Expiring 10/17/19	Citibank, N.A.	EUR	4,150	4,541,968	4,529,659	12,309	—
Expiring 10/17/19	Citibank, N.A.	EUR	4,000	4,499,220	4,365,936	133,284	—
Expiring 10/17/19	Citibank, N.A.	EUR	3,800	4,266,667	4,147,640	119,027	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	EUR	154,254	174,974,972	168,365,811	6,609,161	—
Indian Rupee,
Expiring 10/17/19	Barclays Bank PLC	INR	2,484,064	35,085,655	34,983,759	101,896	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	INR	364,307	5,067,204	5,130,630	—	(63,426)
Indonesian Rupiah,
Expiring 10/17/19	Barclays Bank PLC	IDR	816,637,176	57,481,324	57,416,459	64,865	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	IDR	119,765,964	8,305,545	8,420,554	—	(115,009)
Japanese Yen,
Expiring 10/17/19	Citibank, N.A.	JPY	420,000	3,956,702	3,889,270	67,432	—
Mexican Peso,
Expiring 10/17/19	Citibank, N.A.	MXN	1,076,035	55,451,983	54,357,896	1,094,087	—
Expiring 01/17/20	Barclays Bank PLC	MXN	684,035	34,107,425	34,070,877	36,548	—
Philippine Peso,
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	PHP	1,571,062	30,506,058	30,293,280	212,778	—
Expiring 01/17/20	JPMorgan Chase Bank, N.A.	PHP	1,369,122	26,101,882	26,295,881	—	(193,999)
Russian Ruble,
Expiring 10/17/19	Citibank, N.A.	RUB	986,871	15,278,526	15,180,392	98,134	—
Expiring 10/17/19	JPMorgan Chase Bank, N.A.	RUB	43,443	673,151	668,258	4,893	—
South African Rand,
Expiring 10/17/19	Citibank, N.A.	ZAR	92,330	6,078,741	6,081,556	—	(2,815)
Swiss Franc,
Expiring 10/17/19	Goldman Sachs Bank USA	CHF	5,500	5,585,968	5,519,583	66,385	—
				$711,957,762	$697,454,965	14,984,757	(481,960)
						$16,117,612	$(13,380,259)
A33

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.33	12/20/24	5.000%(Q)	14,697	$(973,320)	$(983,843)	$(10,523)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.33	12/20/24	1.000%(Q)	283,943	0.602%	$5,650,693	$5,672,647	$21,954
CDX.NA.IG.33	12/20/29	1.000%(Q)	17,470	1.078%	(113,698)	(114,045)	(347)
					$5,536,995	$5,558,602	$21,607
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,997	08/23/47	1.498%(A)	6 Month EURIBOR(1)(S)	$ (4,320)	$ (1,565,445)	$ (1,561,125)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY LIBOR(1)(S)	—	(1,731,389)	(1,731,389)
MXN	529,900	07/18/29	7.450%(M)	28 Day Mexican Interbank Rate(2)(M)	222,831	1,315,027	1,092,196
MXN	457,440	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	232,924	1,119,430	886,506
	72,840	10/17/19	1.138%(S)	3 Month LIBOR(2)(Q)	—	(15,650)	(15,650)
	76,600	06/14/20	1.671%(S)	3 Month LIBOR(2)(Q)	(22,076)	146,965	169,041
	129,760	04/26/22	2.250%(S)	3 Month LIBOR(2)(Q)	30,007	1,090,004	1,059,997
	145,970	06/15/22	1.850%(S)	3 Month LIBOR(2)(Q)	(35,440)	1,703,299	1,738,739
	132,474	04/26/23	2.300%(S)	3 Month LIBOR(1)(Q)	8,939	(1,132,724)	(1,141,663)
	105,028	12/31/25	2.250%(S)	3 Month LIBOR(1)(Q)	542,104	(5,273,123)	(5,815,227)
	229,337	01/31/26	2.500%(S)	3 Month LIBOR(1)(Q)	(3,083,488)	(13,848,754)	(10,765,266)
	215,537	04/30/26	1.850%(S)	3 Month LIBOR(1)(Q)	307,733	(4,643,395)	(4,951,128)
A34

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
148,478	06/30/26	1.250%(A)	1 Day USOIS(1)(A)	$ (157,417)	$ (108,874)	$ 48,543
72,705	02/15/36	3.000%(S)	3 Month LIBOR(2)(Q)	42,080	14,220,156	14,178,076
50,663	02/15/44	3.330%(S)	3 Month LIBOR(1)(Q)	(161)	(16,831,895)	(16,831,734)
53,872	05/15/44	3.000%(S)	3 Month LIBOR(1)(Q)	41,987	(14,753,750)	(14,795,737)
47,096	08/15/44	2.750%(S)	3 Month LIBOR(1)(Q)	(796,782)	(10,164,378)	(9,367,596)
6,243	11/15/44	1.810%(S)	3 Month LIBOR(1)(Q)	8,355	(119,676)	(128,031)
10,044	11/15/44	1.850%(S)	3 Month LIBOR(1)(Q)	27,603	(277,072)	(304,675)
				$(2,635,121)	$(50,871,244)	$(48,236,123)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	229,875	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	$1,731,709	$ —	$1,731,709	Citibank, N.A.
BRL	79,700	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	602,777	72,679	530,098	Citibank, N.A.
BRL	52,000	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	391,730	29,381	362,349	Citibank, N.A.
BRL	46,800	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	352,927	11,101	341,826	Citibank, N.A.
BRL	24,375	01/02/20	8.410%(T)	1 Day BROIS(2)(T)	183,623	25,104	158,519	Citibank, N.A.
BRL	58,256	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	196,191	35,737	160,454	Citibank, N.A.
BRL	54,700	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	184,216	28,780	155,436	Citibank, N.A.
BRL	46,100	01/04/27	7.024%(T)	1 Day BROIS(2)(T)	155,253	—	155,253	Citibank, N.A.
BRL	37,900	01/04/27	7.044%(T)	1 Day BROIS(2)(T)	135,991	—	135,991	JPMorgan Chase Bank, N.A.
					$3,934,417	$202,782	$3,731,635

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A35